As filed with the U.S. Securities and Exchange Commission on August 2 , 2019

File No. 333-232496

U.S. SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-14
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]

Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. 1	[X]

(Check appropriate box or boxes)

FRANKLIN U.S. GOVERNMENT MONEY FUND
(Exact Name of Registrant as Specified in Charter)

Registrant’s Area Code and Telephone Number (650) 312-2000

ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
(Address of Principal Executive Offices) (Number, Street, City, State, Zip Code)

CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
(Name and Address of Agent for Service) (Number and Street) (City)(State)(Zip Code)

Copies to:

Bruce G. Leto, Esquire
Stradley Ronon Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, PA 19103-7098

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.

Title of the securities being registered: Class A, Class C, and Class R shares of beneficial interest, no par value, of Franklin U.S. Government Money Fund. No filing fee is due because Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended.

It is proposed that the filing will go effective immediately upon filing pursuant to Rule 485(b) under the Securities Act of 1933.

FRANKLIN TEMPLETON U.S. GOVERNMENT MONEY FUND

IMPORTANT SHAREHOLDER INFORMATION

The enclosed Prospectus/Information Statement is being provided to inform you that on or about October 18, 2019, Franklin Templeton U.S. Government Money Fund (“FT Money Fund”), a series of Franklin Templeton Money Fund Trust (the “Trust”), will be reorganized with and into Franklin U.S. Government Money Fund (“Franklin Money Fund”).  The Prospectus/Information Statement discusses this proposed reorganization and provides you with information that you should consider.  The Board of Trustees of the Trust approved the reorganization and concluded that the reorganization is in the best interests of the FT Money Fund and its shareholders.  The Funds have the same investment goal, investment strategies and risks.

We urge you to spend a few minutes reviewing the information in the Prospectus/Information Statement.  You do not need to take any action with regards to your account.  On or about October 18, 2019, your shares of FT Money Fund will be converted automatically at their net asset value into shares of the corresponding class of Franklin Money Fund.

We welcome your comments.  If you have any questions, call Fund Information at (800) DIAL BEN®/(800) 342-5236.

When reading this Prospectus/Information Statement, you will notice that certain terms are capitalized.  The more significant of those capitalized terms are explained in our glossary section at the back of this Prospectus/Information Statement.

TABLE OF CONTENTS

INTRODUCTION	3
SUMMARY	4
The Reorganization	4
Are there any significant differences between the investment goals, strategies, and policies of the Funds?	5
How do the principal investment risks of the Funds compare?	6
Who manages the Funds?	6
What are the Funds’ investment management and fund administration fees?	6
What are the fees and expenses of each Fund and what might they be after the Reorganization?	7
TABLE OF SHAREHOLDER FEES (both Funds)	7
ANNUAL OPERATING EXPENSE TABLE FOR CLASS A, C, AND R SHARES OF THE FUNDS AND PROJECTED EXPENSES AFTER THE REORGANIZATION	8
How do the performance records of the Funds compare?	10
Where can I find more financial and performance information about the Funds?	10
What are other key features of the Funds?	10
REASONS FOR THE REORGANIZATION	12
INFORMATION ABOUT THE REORGANIZATION	13
How will the Reorganization be carried out?	14
Who will pay the expenses of the Reorganization?	15
What are the federal income tax consequences of the Reorganization?	15
What should I know about Franklin Money Fund Shares?	17
What are the capitalizations of the Funds and what might the capitalization be after the Reorganization?	17
COMPARISON OF INVESTMENT GOALS, STRATEGIES, POLICIES, AND RISKS	19
How do the investment goals and strategies of the Funds compare?	19
What are the principal investment risks associated with investments in the Funds?	20
How do the fundamental investment policies of the Funds compare?	20
INFORMATION ABOUT THE FUNDS	22
FURTHER INFORMATION ABOUT THE FUNDS	22
i

PRINCIPAL HOLDERS OF SHARES	24
GLOSSARY	25
EXHIBITS TO PROSPECTUS/INFORMATION STATEMENT	26

Exhibit:

A.	Form of Agreement and Plan of Reorganization	A-1 – A-17
B.	Financial Highlights for Franklin Money Fund and Franklin Templeton U.S. Government Money Fund	B-1 – B-5
C.	Principal Holders of Securities	C-1 – C-3
ii

PROSPECTUS/INFORMATION STATEMENT
Dated August 2 , 2019

Acquisition of Substantially all of the Assets of
FRANKLIN TEMPLETON U.S. GOVERNMENT MONEY FUND
(a series of Franklin Templeton Money Fund Trust)

One Franklin Parkway
San Mateo, CA 94403-1906
(800) 342-5236

By and in Exchange for Shares of

FRANKLIN U.S. GOVERNMENT MONEY FUND

This Prospectus/Information Statement is being furnished to shareholders of Franklin Templeton U.S. Government Money Fund (“FT Money Fund”), a series of Franklin Templeton Money Fund Trust (the “Trust”), pursuant to an Agreement and Plan of Reorganization by and between the Trust, on behalf of FT Money Fund, and Franklin U.S. Government Money Fund (“Franklin Money Fund”) (the “Plan”).  (FT Money Fund and Franklin Money Fund may be referred to individually as a “Fund” and, collectively, as the “Funds.”) According to the Plan, substantially all of the assets of FT Money Fund will be transferred to Franklin Money Fund in exchange solely for shares of Franklin Money Fund - Class A (“Franklin Money Fund Class A shares”), Franklin Money Fund - Class C (“Franklin Money Fund Class C shares”), and Franklin Money Fund – Class R (“Franklin Money Fund Class R Shares”) and, together with Franklin Money Fund Class A shares and Franklin Money Fund Class C Shares, “Franklin Money Fund Shares”).  (This proposed transaction is referred to in this Prospectus/Information Statement as the “Reorganization.”) The Board of Trustees of the Trust (the ‘Trust Board”) has approved the Plan and the Reorganization.  Shareholders of FT Money Fund are not required to and are not being asked to approve the Plan or the Reorganization.

Pursuant to the Plan, you will receive Franklin Money Fund Class A shares of equivalent aggregate net asset value (“NAV”) to your investment in Class A shares of FT Money Fund (“FT Money Fund Class A shares”), Franklin Money Fund Class C shares of equivalent aggregate NAV to your investment in Class C shares of  FT Money Fund (“FT Money Fund Class C shares”), and Franklin Money Fund Class R shares of equivalent NAV to your investment in Class R shares of FT Money Fund (“FT Money Fund Class R Shares”) and, together with FT Money Fund Class A shares and FT Money Fund Class C shares, “FT Money Fund Shares”).  FT Money Fund and the Trust will then be liquidated and dissolved.

The Funds have the same investment goal - to provide investors with as high a level of current income as is consistent with the preservation of shareholders’ capital and liquidity.  Each Fund also tries to maintain a stable $1.00 share price.  The Funds have the same investment strategies and risks.  Both Funds are “feeder funds” that invest, through The U.S. Government Money Market Portfolio (the “Master Portfolio”), at least 99.5% of their total assets in Government securities, cash and repurchase agreements collateralized by Government securities or cash.  The principal investment risks of the Funds are the same.  They also utilize, through the Master Portfolio, the same investment manager, Franklin Advisers, Inc. (“FAV”).

This Prospectus/Information Statement is being mailed on or about August 22 , 2019, to the shareholders of record of FT Money Fund as of the close of business on August 1, 2019.

This Prospectus/Information Statement provides the information that you should know about the Reorganization and about Franklin Money Fund.  You should retain this Prospectus/Information Statement for future reference.  Additional information about Franklin Money Fund and the proposed Reorganization has been filed with the U.S. Securities and Exchange Commission (“SEC”) and can be found in the following documents:

•
The Prospectus of Franklin Money Fund - Class A , Class C, and Class R, Class R6 shares, dated November 1, 2018, as amended July 31, 2019 (the “Franklin Money Fund Prospectus ”), which is enclosed herewith, incorporated herein by reference and considered a part of this Prospectus/Information Statement.

•
The Prospectus of FT Money Fund – Class A, Class C, and Class R shares, dated November 1, 2018, as supplemented to date (the “FT Money Fund Prospectus”), which is incorporated herein by reference and considered a part of this Prospectus/Information Statement.

•
A Statement of Additional Information (“SAI”) dated August 2 , 2019 relating to this Prospectus/Information Statement, which has been filed with the SEC, is incorporated herein by reference and considered a part of this Prospectus/Information Statement.

You may request a free copy of the SAI relating to this Prospectus/Information Statement, the Franklin Money Fund Prospectus or the FT Money Fund Prospectus without charge by calling (800) DIAL BEN® or by writing to Franklin Templeton at One Franklin Parkway, San Mateo, California 94403-1906.

WE ARE NOT ASKING YOU FOR A PROXY AND YOU ARE REQUESTED NOT TO SEND US A PROXY.

The SEC has not approved or disapproved these securities or passed upon the adequacy of this Prospectus/Information Statement.  Any representation to the contrary is a criminal offense.

INTRODUCTION

Pursuant to the Plan (attached hereto as Exhibit A), substantially all of the assets of FT Money Fund will be transferred to Franklin Money Fund in exchange solely for Franklin Money Fund Shares of equivalent aggregate NAV.  Shareholders of FT Money Fund will receive Franklin Money Fund Shares with an aggregate NAV equal to the aggregate NAV of such shareholders’ FT Money Fund Shares.

Below are some of the important questions you might have about the Reorganization:

What will happen to my FT Money Fund investment after the Reorganization is completed?

You will become a shareholder of Franklin Money Fund, an open-end, registered management investment company, on or about October 18, 2019, and will no longer be a shareholder of FT Money Fund.  You will receive Class A, Class C or Class R shares of Franklin Money Fund with a value equal to the value of your investment in FT Money Fund as of the Closing Date (as defined herein).  FT Money Fund will then cease operations and the Trust will be dissolved.  The Trust Board has approved the Plan and the Reorganization. Shareholders of  FT Money Fund are not required to and are not being asked to approve the Plan or the Reorganization.

What are the benefits of the Reorganization for me?

The Trust Board, on behalf of FT Money Fund, approved the Reorganization at its May 21, 2019, Board of Trustees meeting.  The Trust Board approved the Reorganization in order to combine FT Money Fund with a larger fund that has the same investment goal, investment strategies and risks.  FT Money Fund shareholders will likely experience a slightly lower expense ratio and become shareholders of a fund that will have the same investment portfolio.

What are the federal income tax consequences of the Reorganization?

The Reorganization is intended to qualify as a tax-free reorganization for federal income tax purposes, and the delivery of a legal opinion to that effect is a condition of closing the Reorganization, although there can be no assurance that the Internal Revenue Service (“IRS”) will adopt a similar position.  This means that, subject to the limited exceptions described below under the heading  “INFORMATION ABOUT THE REORGANIZATION – What are the federal income tax consequences of the Reorganization?” the shareholders of the FT Money Fund will recognize no income, gain or loss for federal income tax purposes upon the exchange of all of their shares in the FT Money Fund for shares in the Franklin Money Fund. Shareholders should consult their tax advisers about state and local tax consequences of the Reorganization, if any, because the information about tax consequences in this Prospectus/Information Statement relates only to the federal income tax consequences of the Reorganization. For more information, please see the section titled “INFORMATION ABOUT THE REORGANIZATION – What are the federal income tax consequences of the Reorganization?”

Do FT Money Fund and Franklin Money Fund have similar investment goals and strategies?

Yes.  FT Money Fund and Franklin Money Fund have the same investment goal - to provide investors with as high a level of current income as is consistent with the preservation of shareholders’ capital and liquidity.  Each Fund also tries to maintain a stable $1.00 share price.  Both Funds are “feeder funds” that invest, through The U.S. Government Money Market Portfolio (the “Master Portfolio”), at least 99.5% of their total assets in Government securities, cash and repurchase agreements collateralized by Government securities or cash.  The principal investment risks of the Funds are the same.  The investment goals and strategies of the Funds are discussed further in the “Summary” section below.

Are the purchase procedures, redemption procedures, and exchange rights of Franklin Money Fund similar to those of FT Money Fund?

Yes.  How to purchase, sell and exchange shares is described in the sections entitled “Buying and Selling Shares” and “Exchanging Shares” in the Franklin Money Fund Prospectus , which are enclosed with this Prospectus/Information Statement.

Will I enjoy the same privileges as a shareholder of Franklin Money Fund that I currently have as a shareholder of FT Money Fund?

Yes.  You will continue to enjoy the same shareholder privileges such as the Automatic Investment Plan, Automated Telephone System, Distribution Options, Telephone/Online Privileges, Systematic Withdrawal Plan and Franklin Templeton VIP Services.  In addition, former FT Money Fund Class A shareholders will gain a check writing privilege as a result of becoming a Class A shareholder of the Franklin Money Fund.

Who will pay the expenses for the Reorganization?

FAV will pay 100% of the total cost of the Reorganization.  It is not anticipated that the Funds will incur portfolio transaction costs as a result of the Reorganization.

SUMMARY

This is only a summary of certain information contained in this Prospectus/Information Statement.  You should read the more complete information in the rest of this Prospectus/Information Statement, including the Plan (attached as Exhibit A) and the Franklin Money Fund Prospectus that accompany the Prospectus/Information Statement and are incorporated herein by reference.

The Reorganization

At a meeting held on May 21, 2019, the Trust Board, on behalf of FT Money Fund, considered and approved the proposal to reorganize FT Money Fund with and into Franklin Money Fund.  In addition, at a meeting also held on May 21, 2019, the Board of Trustees of Franklin Money Fund (the “Franklin Money Fund Board”) approved the same.  Pursuant to the Plan, FT Money Fund will transfer substantially all of its assets to Franklin Money Fund in exchange solely for Franklin Money Fund Shares of equivalent aggregate NAV.  Your Class A,

Class C, and Class R shares of FT Money Fund will then be exchanged for Class A, Class C, and Class R shares, respectively, of Franklin Money Fund of equivalent aggregate NAV.  The total value of your investment will be the same immediately before and after the exchange.  After the Franklin Money Fund Shares are distributed to FT Money Fund shareholders, FT Money Fund and the Trust will be completely liquidated and dissolved.  As a result of the Reorganization, you will cease to be a shareholder of FT Money Fund and will become a shareholder of Franklin Money Fund.  This exchange is expected to occur on or about October 18, 2019, and the FT Money Fund will not accept any additional purchases after the close of market on or about October 16, 2019.

FAV serves as investment manager to the Master Portfolio.  The investment goals, investment strategies and risks of the Funds are the same.  For the reasons set forth in the “Reasons for the Reorganization” section of this Prospectus/Information Statement, the Trust Board, on behalf of FT Money Fund, has determined that the Reorganization is in the best interests of FT Money Fund and its shareholders.  The Trust Board and the Franklin Money Fund Board also concluded that no dilution in value would result to the shareholders of FT Money Fund or Franklin Money Fund, respectively, as a result of the Reorganization.

It is expected that FT Money Fund shareholders will not recognize any gain or loss for federal income tax purposes as a result of the exchange of their shares for Franklin Money Fund Shares.  You should, however, consult your tax adviser regarding the effect, if any, of the Reorganization, in light of your individual circumstances.  You should also consult your tax adviser about state and local tax consequences.  For more information about the tax consequences of the Reorganization, please see the section entitled “INFORMATION ABOUT THE REORGANIZATION - What are the federal income tax consequences of the Reorganization?”

Are there any significant differences between the investment goals, strategies, and policies of the Funds?

No.  The FT Money Fund and Franklin Money Fund have identical investment goals, strategies and policies.  The investment goal of both Funds is to provide investors with as high a level of current income as is consistent with the preservation of shareholders capital and liquidity.  Each Fund also tries to maintain a stable $1.00 share price.  Both Funds are “feeder funds” that invest, through The U.S. Government Money Market Portfolio (the “Master Portfolio”), at least 99.5% of their total assets in Government securities, cash and repurchase agreements collateralized by Government securities or cash.  Each Fund intends to be a “Government money market fund,” as such term is defined in or interpreted under Rule 2a-7 under the Investment Company Act of 1940 (the “1940 Act”).

For more information about the investment goals, strategies and policies of the Funds, please see the section below titled “COMPARISON OF INVESTMENT GOALS, STRATEGIES, POLICIES, AND RISKS” in this Prospectus/Information Statement.

How do the principal investment risks of the Funds compare?

Investments in both Funds involve risks common to most mutual funds.  You could lose money by investing in either Fund.  Although each Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so.  The Funds have the same principal risks.  Because both Funds are “feeder funds” that intend to be “Government money market funds,” both Funds disclose that they are subject to interest rate, credit, income, U.S. Government securities, repurchase agreement, market, management, and master/feeder structure principal investment risks.

For more information about the principal risks of the Funds, see the section entitled “COMPARISON OF INVESTMENT GOALS, STRATEGIES, POLICIES AND RISKS - What are the principal risk factors associated with investments in the Funds?”

Who manages the Funds?

A board of trustees provides general oversight of the business and affairs of each Fund but is not involved in the day-to-day management or securities selection.  The Trust and the Franklin Money Fund are each an open-end management investment company (commonly called a mutual fund) registered with the SEC.  Each Fund operates as a diversified mutual fund.

Investment Manager.  FAV, One Franklin Parkway, San Mateo, CA, is the Master Portfolio’s investment manager.  FAV is a wholly owned subsidiary of Franklin Resources, Inc. (“Resources”), a publicly owned company engaged in the financial services industry through its subsidiaries.  FAV and its affiliates serve as investment manager or administrator to 44 registered investment companies, with approximately 191 U.S.-based funds or series.  Together, FAV and its affiliates manage, as of May 31, 2019, over $695 billion in assets, and have been in the investment management business since 1947.  Charles B. Johnson (former Chair and Director of Resources) and Rupert H. Johnson, Jr are the principal shareholders of Resources.

The investment manager provides investment research and portfolio management services, and selects the securities for the Master Portfolio to buy, hold or sell.  The investment manager also selects the brokers who execute the Master Portfolio’s portfolio transactions.  The investment manager provides periodic reports to the board, which reviews and supervises the investment manager’s investment activities.

Fund Management Team.  The Funds, through the Master Portfolio, are managed by the same portfolio management team.

What are the Funds’ investment management and fund administration fees?

The investment management fees are identical because each Fund invests in the Master Portfolio and has no investment management fees at the “feeder” level.  The Master Portfolio pays an investment management fee equal to an annual rate of 0.15% of the value of the Master Portfolio’s average daily net assets.

The fee is calculated at the close of business each day according to the terms of the Master Portfolio’s investment management agreement.

For the fiscal year ended June 30, 2018, the Master Portfolio paid investment management fees to FAV in the amount of $33,566,608.

Franklin Templeton Services, LLC (“FT Services”) has an agreement with each Fund to provide various administrative, statistical and other services to the Fund.  For such services, each Fund pays a fee equal to an annual rate of:

0.455% for the first $100 million of the Fund’s average daily net assets;
0.330% of average daily net assets over $100 million, up to and including $250 million;
0.280% of average daily net assets in excess of $250 million.

For the fiscal year ended June 30, 2018, FT Services was paid administration fees of $586,499 on behalf of the FT Money Fund, but FT Services was entitled to administration fees, before waivers, of $850,255.  For the fiscal year ended June 30, 2018, FT Services was paid administration fees of $7,088,453 on behalf of the Franklin Money Fund.

What are the fees and expenses of each Fund and what might they be after the Reorganization?

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Funds.  The tables also show the estimated pro forma fees and expenses for Franklin Money Fund, assuming that the Reorganization had been effective as of January 1, 2018 and experienced a year of combined operations.  The purpose of the tables is to assist you in understanding the various costs and expenses that you would bear directly or indirectly as a shareholder of the combined Franklin Money Fund.

TABLE OF SHAREHOLDER FEES (both Funds)

The following table shows shareholder fees paid directly from a new investment, which will remain the same after the Reorganization.  You will not pay these charges in connection with the Reorganization.

Shareholder Fees (fees paid directly from your investment)	Class A	Class C1	Class R
Maximum sales charge (load) imposed on Purchases (as a percentage of offering price)	None	None	None
Maximum deferred sales charge (load) (as a percentage of the lower of original purchase price or sale proceeds)	None	1.00% [2]	None
1  Class C shares of each Fund convert automatically to Class A shares of the Fund on a monthly basis in the month of, or the month following, the 10-year anniversary of the Class C shares’ purchase date.  Such conversions are on the basis of the relative NAVs of the two classes, are not be subject to Class A shares’ sales charges and are not expected to be a taxable event for federal income tax purposes.  Certain shares that are invested through retirement plans, omnibus accounts or in certain other instances may not automatically convert if the financial intermediary does not have the ability to track purchases to credit individual shareholders’ holding periods.  (See “Your Account –- Class C –Automatic Conversion of Class C Shares to Class A Shares After 10-Year Holding Period” in each Fund’s prospectus for more information.)

2 On any shares sold within 12 months from the date of purchase.

ANNUAL OPERATING EXPENSE TABLE FOR CLASS A, C, AND R SHARES OF THE FUNDS AND PROJECTED EXPENSES AFTER THE REORGANIZATION

As shown in the table below, the FT Money Fund’s shareholders will experience a reduction in the overall total expense ratio that applies to their investment if the FT Money Fund is reorganized into the Franklin Money Fund.

ANNUAL FUND OPERATING EXPENSES	FT Money Fund[1]	Franklin Money Fund[1]	Pro-Forma[4] Franklin Money Fund
	Class A	Class A	Class A
Management fees	0.15%	0.15%	0.15%
Other expenses	0.61%	0.39%	0.39%
Total annual Fund operating expenses	0.76%	0.54%	0.54%
Contractual fee waiver and/or expense reimbursement[2]	-0.16%	None	None
Total annual Fund operating expenses after fee waiver and/or expense reimbursement[3]	0.60%	0.54%	0.54%

	Class C	Class C	Class C
Management fees	0.15%	0.15%	0.15%
Distribution and service (12b-1) fees	0.65%	0.65%	0.65%
Other expenses	0.61%	0.39%	0.39%
Total annual Fund operating expenses	1.41%	1.19%	1.19%
Contractual fee waiver and/or expense reimbursement[2]	-0.16%	None	None
Total annual Fund operating expenses after fee waiver and/or expense reimbursement[3]	1.25%	1.19%	1.19%

	Class R	Class R	Class R
Management fees	0.15%	0.15%	0.15%
Distribution and service (12b-1) fees	0.50%	0.50%	0.50%
Other expenses	0.61%	0.39%	0.39%
Total annual Fund operating expenses	1.26%	1.04%	1.04%
Contractual fee waiver and/or expense reimbursement[2]	-0.16%	None	None
Total annual Fund operating expenses after fee waiver and/or expense reimbursement[3]	1.10%	1.04%	1.04%

[1]
Expense ratios reflect annualized fund operating expenses for the Funds’ most recent semi-annual reporting period ended December 31, 2018 of the FT Money Fund’s Class A, Class C and Class R shares and the Franklin Money Fund’s Class A shares.  Other expenses for Class C and Class R shares of the Franklin Money Fund are based on estimated amounts for the current fiscal year.

[2]
The administrator has contractually agreed to waive or assume certain expenses so that common expenses (excluding Rule 12b-1 fees and certain non-routine expenses) for each class of the FT Money Fund do not exceed 0.60% until October 31, 2019.  Contractual fee waiver and/or expense reimbursement agreements may not be changed or terminated during the time periods set forth above.

[3]
The fees and expenses shown in the table reflect the fees and expenses of both the Fund and the Master Portfolio, in which each Fund seeks to invest all of its assets in order to pursue its investment goal.

[4]	Pro forma expenses are based on current and anticipated Franklin Money Fund expenses as if the Reorganization had been effective as of January 1, 2018 and experienced a year of combined operations.

Example

This Example can help you compare the cost of investing in FT Money Fund Class A shares with the cost of investing in Franklin Money Fund Class A shares, both before and after the Reorganization. The Example assumes that you invest $10,000 in each Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that each Fund’s operating expenses remain the same. The Example reflects adjustments made to the Fund’s operating expenses due to the fee waivers and/or expense reimbursements by management for the 1 Year numbers only.  Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
If you sell your shares at the end of the period:
FT Money Fund - Class A	$ 61	$ 227	$ 407	$ 927
Franklin Money Fund - Class A	$ 55	$ 173	$ 302	$ 677
Pro Forma Franklin Money Fund - Class A (after Reorganization)	$ 55	$ 173	$ 302	$ 677

	1 Year	3 Years	5 Years	10 Years
If you sell your shares at the end of the period:
FT Money Fund - Class C	$ 227	$ 431	$ 756	$ 1,677
Franklin Money Fund - Class C	$ 221	$ 378	$ 654	$ 1,443
Pro Forma Franklin Money Fund - Class C (after Reorganization)	$ 221	$ 378	$ 654	$ 1,443
If you do not sell your shares:
FT Money Fund - Class C	$ 127	$ 431	$ 756	$ 1,677
Franklin Money Fund - Class C	$ 121	$ 378	$ 654	$ 1,443
Pro Forma Franklin Money Fund - Class C (after Reorganization)	$ 121	$ 378	$ 654	$ 1,443

	1 Year	3 Years	5 Years	10 Years
If you sell your shares at the end of the period:
FT Money Fund - Class R	$ 112	$ 384	$ 676	$ 1,509

Franklin Money Fund - Class R	$ 106	$ 331	$ 574	$ 1,271
Pro Forma Franklin Money Fund - Class R (after Reorganization)	$ 106	$ 331	$ 574	$ 1,271

How do the performance records of the Funds compare?

The Franklin Money Fund has slightly outperformed the FT Money Fund over the one-, three-, and five-year periods ended May 31, 2019. Because each Fund invests in the same Master Portfolio, the difference in performance relates to Fund expenses.  Both Funds have the same performance for the ten-year period ended May 31, 2019.  As of May 31, 2019, the Franklin Money Fund had a higher effective 7-day yield.  The average total return figures for Class A shares at NAV and 7-day effective yield, as of May 31, 2019, are shown below.

Average Annual Total Return (at NAV) As of 5/31/19	FT Money Fund Class A	Franklin Money Fund Class A
1 Year	1.63%	1.69%
3 Years	0.75%	0.79%
5 Years	0.45%	0.47%
10 Years	0.24%	0.24%

7-Day Effective Yield As of 5/31/19	FT Money Fund	Franklin Money Fund
	1.82%	1.88%

Where can I find more financial and performance information about the Funds?

The Franklin Money Fund and FT Money Fund Prospectuses, each Fund’s Annual Report to Shareholders for the fiscal year ended June 30, 2018, and each Fund’s Semi-Annual Report to Shareholders for the fiscal period ended December 31, 2018 contain additional financial and performance information for the Funds, including each Fund’s financial performance for the past five years, under the heading “Financial Highlights.” Additional performance information as of the calendar year ended December 31, 2017, including after-tax return information, is contained in the Franklin Money Fund Prospectus under the heading “Performance.”

These documents are available free of charge upon request (see the sections below entitled “Information about the Funds”).  Attached as Exhibit B are the Financial Highlights for the most recently ended semi-annual period (December 31, 2018) for each Fund.

What are other key features of the Funds?

The Funds use the same service providers for the following services:

Custody Services.  Franklin Templeton Investor Services, LLC (“Investor Services”), 3344 Quality Drive, Rancho Cordova, CA 95670-7313, effectively acts as the Funds’ custodian and holds the Fund’s shares of the Master Portfolio on its books.  The Bank of New York Mellon, Mutual Funds Division, 100 Church Street, New York, NY 10286, acts as custodian of the Funds’ cash, pending investment in Master Portfolio shares.  The Bank of New York Mellon also acts as custodian of the securities and other assets of the Master Portfolio.

Transfer Agency Services.  Investor Services is the Funds’ shareholder servicing agent and acts as the Funds’ transfer agent and dividend-paying agent.

Distribution Services.  Franklin Templeton Distributors, Inc. (“Distributors”), One Franklin Parkway, San Mateo, CA 94403-1906, acts as the principal underwriter in the continuous public offering of each Fund’s shares under the same terms and conditions.

Independent Registered Public Accounting Firm.  Pricewaterhouse Coopers LLP, Three Embarcadero Center, San Francisco CA, 94111-4004 is each Fund’s independent registered public accounting firm and audits each Fund’s financial statements included in a Fund’s annual report to shareholders.

Distribution and Service (12b-1) Fees.  Class C and Class R shares of each Fund have a separate distribution or “Rule 12b-1” plan.  Under each Rule 12b-1 plan, the Fund may pay Distributors or others for the expenses of activities that are primarily intended to sell shares of that class.  These expenses also may include, among others, distribution or service fees paid to securities dealers or others who have executed a servicing agreement with each Fund, Distributors or its affiliates and who provide service or account maintenance to shareholders (service fees), and the expenses of printing prospectuses and reports used for sales purposes, of marketing support and of preparing and distributing sales literature and advertisements.  The distribution and service (12b-1) fees charged to each class are based only on the fees attributable to that particular class.  Under the Class C 12b-1 plans, each Fund may pay up to 0.65% per year of the average daily net assets of Class C shares.  Under the Class R 12b-1 plans, each Fund may pay up to 0.50% per year of the average daily net assets of Class R shares.  For more information regarding Franklin Money Fund’s Rule 12b-1 plans, please see “The Underwriter - Distribution and service (12b-1) fees - Class C and R” in the Fund SAI.

Purchases and Redemptions.  Shares of both Funds are sold on a continuous basis by Distributors.  The Funds do not have an initial sales charge.  Class C shares have a 1% contingent deferred sales charge if shares are sold within 12 months of purchase.

Shares of each Fund may be redeemed at their respective NAV per share, subject to any applicable CDSC.  Additional information and specific instructions explaining how to buy, sell and exchange shares of Franklin Money Fund are outlined in the Franklin Money Fund Prospectus under the heading “Your Account.” The accompanying Franklin Money Fund Prospectus also list phone numbers for you to call if you have any questions about your account under the heading “Questions.”

Dividends and Distributions.  Each Fund intends to declare income dividends from its net investment income each day that its NAV is declared and to distribute capital gains, if any,

annually.  The amount of these distributions will vary and there is no guarantee that FT Money Fund or Franklin Money Fund will pay income dividends or capital gains distributions.

The tax implications of an investment in each Fund are generally the same.  For more information about the tax implications of investments in the Funds, see each Fund’s Prospectus under the heading “Distributions and Taxes.”

REASONS FOR THE REORGANIZATION

At a meeting of the Board on May 21, 2019 (the “May Meeting”), FAV and Distributors (“Management”) recommended to the Boards that they approve the reorganization of the FT Money Fund with and into the Franklin Money Fund.  Management recommended the Reorganization because, if approved, the Reorganization will rationalize FT’s retail product lineup by eliminating a small feeder fund that invests in the same master fund as a larger feeder fund, and shareholders of the FT Money Fund will become shareholders of a Fund with the same investment goal, management team (through the Master Portfolio), principal investment strategies and principal investment risks, lower annual fund operating expenses and therefore slightly better investment performance, significantly more assets, and more favorable sales prospects.

At the May Meeting, the Boards considered and approved the proposed Reorganization.  The Independent Trustees were advised on this matter by independent counsel.

The Boards requested and received from Management written materials containing relevant information about the Franklin Money Fund and the proposed Reorganization, including fee and expense information on an actual and future estimated basis, and comparative performance data of the FT Money Fund and the Franklin Money Fund.

The Boards reviewed detailed information about:  (1) the comparability of the investment goals, strategies, policies, restrictions and investments of the Funds; (2) the portfolio management and other service providers of the Funds; (3) the comparative short-term and long-term investment performance of the Funds; (4) the current expense ratios of each Fund and the anticipated post-Reorganization expense ratios of the Franklin Money Fund; (5) the relative asset size of each Fund, including the benefits to the FT Money Fund of joining with a larger fund; (6) the costs of the Reorganization; (7) the federal income tax consequences of the Reorganization to each Fund’s shareholders; and (8) the general characteristics of the Funds.

The Boards considered the potential benefits, risks and costs of the Reorganization to shareholders of the FT Money Fund.  In approving the Reorganization, the Boards considered the following factors, among other things:

Fund Operating Expenses.  The Franklin Money Fund’s annual operating expense ratio for each share class is lower than the FT Money Fund’s annual operating expense ratio for each corresponding share class.

Fund Assets.  As of March 31, 2019, the Franklin Money Fund had a larger asset base (approximately $2.93 billion) than the FT Money Fund (approximately $212 million).

Investment Performance.  The Franklin Money Fund has outperformed the FT Money Fund over the one- (+0.05%), three- (+0.03%) and five-year (+0.02%) periods ended March 31, 2019 (based on Class A shares) as a result of the lower annual fund operating expense ratio of the Franklin Money Fund.  The FT Money Fund had slightly higher average annual returns for the 10-year (+0.02%) period ended March 31, 2019, attributable to a voluntary fee waiver that was instituted during the FT Money Fund’s 2009 fiscal year.  As of March 31, 2019, the Franklin Money Fund’s 7-day yield was higher than the FT Money Fund’s 7-day yield.

Investment Goals and Principal Investment Strategies and Risks.  Both Funds have the same investment goal and seek to maintain a stable $1.00 share price.  Both Funds are “feeder funds” that invest, through the Master Portfolio, at least 99.5% of their total assets in Government securities, cash and repurchase agreements collateralized by Government securities or cash.  The principal investment risks of the Funds are the same.

Sales Prospects.  For the 12 months ended March 31, 2019, the Franklin Money Fund has experienced new gross sales of approximately $1.52 billion, while the FT Money Fund has experienced new gross sales of approximately $43 million.  Unlike the Franklin Money Fund, shares of the FT Money Fund may not be purchased directly.

Continuity in Service Providers.  If the Reorganization is completed, there will be continuity in service providers.  The investment manager and portfolio manager (through the Master Portfolio), distributor, administrator, transfer agent, custodian, auditors and legal counsel will remain unchanged.

Tax-Free Reorganization.  The Reorganization is anticipated to be treated as a tax-free reorganization for federal income tax purposes.  For more information, see “INFORMATION ABOUT THE REORGANIZATION – What are the federal income tax consequences of the Reorganization?” below.

Costs of the Reorganization.  The Boards considered that FAV will pay the expenses of the Reorganization.

Based upon its evaluation of the relevant information presented to it, and in light of its fiduciary duties under federal and state law, the Board of the Trust, on behalf of the FT Money Fund, including all of the Independent Trustees, concluded that participating in the Reorganization is in the best interests of the FT Money Fund, and that no dilution of value would result to the existing shareholders of the FT Money Fund from the Reorganization.  Similarly, the Board of the Franklin Money Fund, including all of the Independent Trustees, concluded that participating in the Reorganization is in the best interest of the Franklin Money Fund and that no dilution would result to the existing shareholders of the Franklin Money Fund from the Reorganization.  The Boards unanimously approved the Plan at the May Meeting.

INFORMATION ABOUT THE REORGANIZATION

This is only a summary of the Plan.  You should read the form of the Plan, which is attached as Exhibit A, for more complete information about the Reorganization.

How will the Reorganization be carried out?

The Reorganization will take place after various conditions are satisfied, including the preparation of certain documents.  The officers of the Trust, on behalf of FT Money Fund, and Franklin Money Fund will determine a specific date, called the “closing date,” for the actual Reorganization to take place.

The FT Money Fund will transfer substantially all of its assets, free and clear of all liens, encumbrances, and claims whatsoever (other than shareholders’ rights of redemption), to the Franklin Money Fund on the closing date, which is scheduled to occur on or around October 18, 2019 (the “Closing Date”), but which may occur on an earlier or later date as the officers of the Trust and of the Franklin Money Fund may mutually agree.  The Franklin Money Fund will not assume any liabilities of the FT Money Fund, whether accrued or contingent, known or unknown, and the Trust, on behalf of the FT Money Fund, will use its reasonable best efforts to discharge all of the known liabilities of the FT Money Fund.  In exchange, the Franklin Money Fund will issue the Franklin Money Fund Shares that have an aggregate NAV equal to the dollar value of the assets delivered to the Franklin Money Fund by the Trust on behalf of the FT Money Fund.  The Trust, on behalf of the FT Money Fund, will distribute to its shareholders the Franklin Money Fund Shares it receives.  Each shareholder of the FT Money Fund will receive the Franklin Money Fund Shares with an aggregate NAV equal to the aggregate NAV of his or her shares of the FT Money Fund at the time of the exchange.  The share transfer books of the FT Money Fund will be permanently closed as of 1:00 p.m., Pacific time, on the Closing Date.  The  FT Money Fund will accept requests for redemptions only if received in proper form before 1:00 p.m., Pacific time, on the Closing Date.  Requests received after that time will be considered requests to redeem the Franklin Money Fund Shares.  Prior to the Closing Date, the Trust, on behalf of the FT Money Fund, will pay or make provision for payment of all of its remaining liabilities, if any.  At the closing, each shareholder of record of the FT Money Fund shall have the right to receive any unpaid dividends or distributions declared prior to the closing, including any declared dividend or distribution, with respect to shares of the FT Money Fund that such shareholder had on the distribution record date.  The FT Money Fund will then terminate its existence, liquidate, and dissolve.

The Trust and Franklin Money Fund have made representations in the Plan that are customary in matters such as the Reorganization.  The obligations of the Trust and Franklin Money Fund under the Plan are subject to various conditions, including:

Franklin Money Fund’s registration statement on Form N-14 under the Securities Act of 1933 (the “Registration Statement”), of which this Prospectus/Information Statement is a part, shall have been filed with the SEC, such Registration Statement shall have become effective, no stop-order suspending the effectiveness of the Registration Statement shall have been issued, and no proceeding for that purpose shall have been initiated or threatened by the SEC (and not withdrawn or terminated); and
The Trust, on behalf of FT Money Fund, and Franklin Money Fund shall have received the tax opinion described below that the consummation of the Reorganization will not result in the recognition of gain or loss for federal income tax purposes for FT Money Fund, Franklin Money Fund or their shareholders.

The Trust, on behalf of FT Money Fund, and Franklin Money Fund may terminate or abandon the Plan and the Reorganization at any time before the Closing Date.

Following the Closing Date, any outstanding FT Money Fund share certificates shall be deemed cancelled.

Who will pay the expenses of the Reorganization?

FAV will pay 100% of the total cost of the Reorganization.  The expenses of the Reorganization include legal counsel fees, accountant fees, expenses related to the printing and mailing of this Prospectus/Information Statement, but do not include any portfolio transaction costs arising from the Reorganization.  It is not anticipated that the Funds will incur portfolio transaction costs as a result of the Reorganization.

What are the federal income tax consequences of the Reorganization?

The following is a general summary of the material federal income tax consequences of the Reorganization and is based upon the current provisions of the Internal Revenue Code of 1986, as amended (the “Code”), the existing U.S. Treasury Regulations thereunder, current administrative rulings of the IRS and published judicial decisions, all of which are subject to change, possibly with retroactive effect. These considerations are general in nature and individual shareholders should consult their own tax advisers as to the federal, state, local, and foreign tax considerations applicable to them and their individual circumstances.  These same considerations generally do not apply to shareholders who hold their shares in a tax-advantaged account, such as an individual retirement account (IRA) or qualified retirement plan.

The Reorganization is intended to qualify as a tax-free reorganization for federal income tax purposes under Section 368(a)(1) of the Code.  The principal federal income tax consequences that are expected to result from the Reorganization are as follows:

•	no gain or loss will be recognized by the FT Money Fund or the shareholders of the FT Money Fund as a direct result of the Reorganization;

•	no gain or loss will be recognized by the Franklin Money Fund as a direct result of the Reorganization;

•	the basis of the assets of the FT Money Fund received by the Franklin Money Fund will be the same as the basis of these assets in the hands of the immediately before the Reorganization;

•	the holding period of the assets of the FT Money Fund received by the Franklin Money Fund will include the period during which such assets were held by the FT Money Fund;

•	the aggregate tax basis of the shares of the Franklin Money Fund to be received by a shareholder of the FT Money Fund as part of the Reorganization will be the same as the shareholder’s aggregate tax basis of the shares of the FT Money Fund; and

•
the holding period of the shares of the Franklin Money Fund received by a shareholder of the FT Money Fund as part of the Reorganization will include the period that the shareholder held the shares of the FT Money Fund (provided that such shares of the FT Money Fund are capital assets in the hands of such shareholder as of the Closing Date).

Neither of the Funds has requested nor will request an advance ruling from the IRS as to the U.S. federal income tax consequences of the Reorganization.  As a condition to closing, Stradley Ronon Stevens & Young, LLP will render a favorable opinion to the FT Money Fund and the Franklin Money Fund as to the foregoing federal income tax consequences of the Reorganization, which opinion will be conditioned upon, among other things, the accuracy, as of the Closing Date, of certain representations of each Fund upon which Stradley Ronon Stevens & Young, LLP will rely in rendering its opinion.  Notwithstanding the foregoing, no opinion will be expressed as to the effect of the Reorganization on the FT Money  Fund, the Franklin Money Fund, or any  shareholder with respect to any asset as to which unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on termination or transfer thereof) under a mark-to-market system of accounting.  A copy of the opinion will be filed with the SEC and will be available for public inspection after the Closing Date of the Reorganization.  See “INFORMATION ABOUT THE FUNDS.”

Opinions of counsel are not binding upon the IRS or the courts.  If the Reorganization is consummated but the IRS or the courts were to determine that the Reorganization did not qualify as a tax-free reorganization under the Code, and thus is taxable, the FT Money Fund would recognize gain or loss on the transfer of its assets to the Franklin Money Fund, and each shareholder of the Franklin Money Fund that held shares in a taxable account would recognize a taxable gain or loss equal to the difference between its tax basis in its FT Money Fund shares and the fair market value of the shares of the Franklin Money Fund it would receive. Because the Funds are money market funds that seek to maintain a stable NAV, generally none or only a small portion of taxable gain or loss will be recognized by shareholders as a result of the Reorganization not qualifying as a tax-free reorganization under the Code.

Final Dividend or Other Distributions.  Prior to the closing of the Reorganization, the FT Money Fund will be required to distribute substantially all previously undistributed investment company taxable income (that is, generally, net investment income plus net short-term capital gains) and net capital gain (that is, the excess of net long-term capital gains over net short-term capital losses), if any, generated through the Closing Date. Because the Funds are money market funds that seek to maintain a stable NAV and declare dividends daily and distribute them monthly, it is not anticipated that the distribution of previously undistributed investment company taxable income, if any, will be material.

Limitations on Capital Loss Carryovers.  Assuming the Reorganization qualifies as a tax-free reorganization, as expected, the Franklin Money Fund will succeed to the capital loss carryover, if any, of the FT Money Fund upon the closing of the Reorganization for federal income tax purposes.  The capital loss carryovers of both Funds will be available to offset future gains recognized by the combined Franklin Money Fund, subject to limitations under the Code.  Where these limitations apply, all or a portion of a Fund's capital loss carryovers may become unavailable, the effect of which may be to accelerate the recognition of taxable gains to the combined Franklin Money Fund and its shareholders post-closing.  At June 30, 2018, neither the FT Money Fund nor the Franklin Money Fund had any capital loss carryovers.  Whether either Fund will have any capital loss carryovers at the time of the closing of the Reorganization and whether and how such capital loss carryovers may be subject to limitation depends on the facts at that time.

Appreciation in Value of Investments.  Shareholders of the FT Money Fund will receive a proportionate share of any taxable income and gains realized by the Franklin Money Fund and not distributed to its shareholders prior to the Reorganization when such income and gains are eventually distributed by the combined Franklin Money Fund.  As a result, shareholders of the FT Money Fund may receive a greater amount of taxable distributions than they would have if the Reorganization had not occurred.  In addition, if the Franklin Money Fund, following the Reorganization, has proportionately greater unrealized appreciation in its portfolio investments as a percentage of its NAV than the FT Money Fund, shareholders of the FT Money Fund, post-closing, may receive greater amounts of taxable gains as such portfolio investments are sold than they otherwise might have if the Reorganization had not occurred.

You should consult your tax adviser regarding the effect, if any, of the Reorganization in light of your particular circumstances, as well as the state and local tax consequences, if any, of the Reorganization because this discussion only relates to the federal income tax consequences.

What should I know about Franklin Money Fund Shares?

Class A, Class C, and Class R shares of Franklin Money Fund will be distributed to Class A, Class C, and Class R shareholders of FT Money Fund, respectively, and generally will have the same legal characteristics as the FT Money Fund Shares with respect to such matters as voting rights, accessibility, conversion rights, and transferability.  Franklin Money Fund issues one other class of shares - Class R6, which have different expenses than Class A, Class C and Class R shares of Franklin Money Fund.  The Trust, of which FT Money Fund is a series, and Franklin Money Fund are organized as Delaware statutory trusts.  In addition, former FT Money Fund Class A shareholders will gain a check writing privilege as a result of becoming a Class A shareholder of the Franklin Money Fund.

What are the capitalizations of the Funds and what might the capitalization be after the Reorganization?

The following table sets forth, as of June 11, 2019, the capitalization of FT Money Fund  and Franklin Money Fund.  The table also shows the pro forma capitalization of Franklin Money Fund as adjusted to give effect to the proposed Reorganization.  The capitalization of Franklin Money Fund and its classes is likely to be different when the Reorganization is consummated.

	FT Money Fund (unaudited)*	Franklin Money Fund (unaudited)*	Adjustments	Franklin Money Fund – Pro Forma After Reorganization (unaudited)**
Net assets (all classes)	$200,489,782	$2,763,168,192	$0	$2,963,657,974
Total shares outstanding (all classes)	200,496,737	2,763,251,775	-	2,778,316,731
Class A net assets	$37,315,159	$2,741,001,572	$0	$2,778,316,731
Class A shares outstanding	37,316,483	2,741,085,155	-	2,778,400,314
Class A net asset value per share	$1.00	$1.00	-	$1.00
Class C net assets	$155,920,985	-	$0	$155,925,985
Class C shares outstanding	155,926,456	-	-	155,925,985
Class C net asset value per share	$1.00	-	-	$1.00
Class R net assets	$7,253,638	-	$0	$7,258,638
Class R shares outstanding	7,253,799	-	-	7,258,638
Class R net asset value per share	$1.00	-	-	$1.00
Class R6 net assets	-	$22,156,620	-	$22,156,620
Class R6 shares outstanding	-	22,156,620	-	22,156,620
Class R6 net asset value per share	-	$1.00	-	$1.00

* FT Money Fund offers three classes of shares: Class A, Class C and Class R shares. Franklin Money Fund has four classes of shares: Class A, Class C, Class R and Class R6. As of June 11, 2019, Class C and Class R shares of Franklin Money Fund had not commenced operations and did not have any shares outstanding, and, therefore, no estimated capitalization is available.

** Pro forma after Reorganization figures reflect seed capital in connection with the creation of Class C and Class R shares for Franklin Money Fund.

At the closing of the Reorganization, shareholders of FT Money Fund will receive the Franklin Money Fund shares based on the relative NAVs per share of the Funds as of 1:00 p.m., Pacific time, on the Closing Date.

COMPARISON OF INVESTMENT GOALS, STRATEGIES, POLICIES, AND RISKS

This section describes the similarities between the investment goals, principal investment strategies and fundamental policies of the Funds, as well as the principal risks associated with an investment in such Fund.  The investment goal and certain investment policies of each Fund are fundamental, which means that they cannot be changed without the 1940 Act Majority Vote of that Fund’s outstanding shares.  Unless otherwise noted, the investment policies and strategies of the Funds are non-fundamental and may be changed without shareholder approval.  For a complete description of Franklin Money Fund’s investment strategies and risks, you should read the Franklin Money Fund Prospectus , which accompanies this Prospectus/Information Statement, and the Franklin Money Fund SAI, which is available upon request.

How do the investment goals and strategies of the Funds compare?

Identical Investment Goals.  Both Funds have the same investment goal - to provide investors with as high a level of current income as is consistent with the preservation of shareholders’ capital and liquidity.  Each Fund also tries to maintain a stable $1.00 share price.  The investment strategies for FT Money Fund and Franklin Money Fund are the same.

Identical Principal Investment Strategies.  Each Fund is a “feeder fund” that invests, through the Master Portfolio, at least 99.5% of its total assets in Government securities, cash and repurchase agreements collateralized fully by Government securities or cash.  For purposes of this policy, “Government securities” means any securities issued or guaranteed as to principal or interest by the United States, or by a person controlled or supervised by and acting as an instrumentality of the Government of the United States pursuant to authority granted by the Congress of the United States; or any certificate of deposit for any of the foregoing.  Each Fund intends to be a “Government money market fund,” as such term is defined in or interpreted under Rule 2a-7 under the Investment Company Act of 1940.  Shareholders will be given at least 60 days’ advance notice of any change to the 99.5% policy.

Each Fund uses the amortized cost method of valuation to seek to maintain a stable $1.00 share price and does not currently intend to impose liquidity fees or redemption gates on Fund redemptions.  Please note, however, that the board of trustees reserves the ability to subject the Fund to a liquidity fee and/or redemption gate in the future, after providing prior notice to shareholders.

Government agency or instrumentality issues have different levels of credit support.  U.S. government-sponsored entities (“GSEs”), such as Federal National Mortgage Association (Fannie Mae) and Federal Home Loan Mortgage Corporation (Freddie Mac), may be chartered by Acts of Congress, but their securities are neither issued nor guaranteed by the U.S. government.  Although the U.S. government has provided financial support to Fannie Mae, Freddie Mac and certain other GSEs, no assurance can be given that the U.S. government will continue to do so.  Accordingly, securities issued by Fannie Mae and Freddie Mac may involve a risk of non-payment of principal and interest.  Investors should remember that guarantees of timely repayment of principal and interest do not apply to the market prices and yields of the securities or to the NAV or performance of the Fund, which will vary with changes in interest rates and other market conditions.

Unless the context otherwise requires, references to a Fund’s investments refer to those investments of the Master Portfolio to which the Fund is exposed and references to the investment manager or a Fund’s investment manager refer to the Master Portfolio’s investment manager.

Each Fund invests in:

U.S. government securities which may include fixed, floating and variable rate securities.

Repurchase agreements which are agreements by the Fund to buy Government securities and then to sell the securities back on an agreed upon date (generally, less than seven days) at a higher price, which reflects prevailing short-term interest rates.

Portfolio maturity and quality Each Fund only buys securities that the investment manager determines present minimal credit risks.  Each Fund maintains a dollar-weighted average portfolio maturity of 60 calendar days or less, maintains a dollar-weighted average life for its portfolio of 120 calendar days or less, and only buys securities that mature in 397 calendar days or less.

What are the principal investment risks associated with investments in the Funds?

Both Funds invest in the same securities; thus they are subject to the same risks.  Like all investments, an investment in the FT Money Fund or Franklin Money Fund involves risk.  These risks are summarized below.  There is no assurance that any mutual fund will meet its investment goals.  Below are the principal investment risks of each Fund.

Interest Rate.  When interest rates rise, debt security prices generally fall.  The opposite is also generally true: debt security prices rise when interest rates fall.  Interest rate changes are influenced by a number of factors including government policy, monetary policy, inflation expectations, perceptions of risk, and supply and demand of debt securities.  In general, securities with longer maturities or durations are more sensitive to these interest rate changes.  The Fund’s yield will vary.  A sharp and unexpected rise in interest rates could cause the Fund’s share price to drop below a dollar.  A low interest rate environment may prevent the Fund from providing a positive yield or paying Fund expenses out of current income and could impair the Fund’s ability to maintain a stable NAV.

Credit.  U.S. government investments generally have the least credit risk but are not completely free of credit risk.  The Fund may incur losses on debt securities that are inaccurately perceived to present a different amount of credit risk by the market, the investment manager or the rating agencies than such securities actually do.  Any downgrade of securities issued by the U.S. government may result in a downgrade of securities issued by its agencies or instrumentalities.

Income.  Because a Fund can only distribute what it earns, a Fund’s distributions to shareholders may decline when prevailing interest rates fall.  Because a Fund limits its investments to high-quality, short-term securities, its portfolio generally will earn lower yields than a portfolio with lower-quality, longer term securities subject to more risk.

U.S. Government Securities.  Not all obligations of the U.S. Government, its agencies and instrumentalities are backed by the full faith and credit of the United States.  Some obligations are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer.  Any guarantee by the U.S. Government or its agencies or instrumentalities of a security held by the Fund does not apply to the market value of such security or to shares of the Fund itself.  A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity.

Repurchase Agreements.  A repurchase agreement exposes a Fund to the risk that the party that sells the securities to the Fund may default on its obligation to repurchase them.

Market.  The market values of securities or other investments owned by a Fund will go up or down, sometimes rapidly or unpredictably.  The market value of a security or other investment may be reduced by market activity or other results of supply and demand unrelated to the issuer.  This is a basic risk associated with all investments.  When there are more sellers than buyers, prices tend to fall.  Likewise, when there are more buyers than sellers, prices tend to rise.

Master/Feeder Structure.  Each Fund seeks to achieve its investment goal by investing all of its assets in shares of the Master Portfolio.  The Master Portfolio has the same investment goal and policies as the Fund.  The Fund buys shares of the Master Portfolio at NAV.  An investment in the Fund is an indirect investment in the Master Portfolio.  It is possible that the Fund may have to withdraw its investment in the Master Portfolio if the Master Portfolio changes its investment goal or if the Fund’s board of trustees, at any time, considers it to be in the Fund’s best interest.

Management.  Each Fund is subject to management risk because it is exposed to an actively managed investment portfolio.  The investment manager applies investment techniques and risk analyses in making investment decisions for the Master Portfolio, but there can be no guarantee that these decisions will produce the desired results.

How do the fundamental investment policies of the Funds compare?

The Funds’ fundamental investment policies regarding borrowing money, acting as underwriter, making loans, purchasing or selling real estate or commodities, issuing senior securities, concentrating in an industry, and diversifying investments are identical.

INFORMATION ABOUT THE FUNDS

Information about each Fund is included in such Fund’s Prospectus(es).  The Franklin Money Fund Prospectus (File No. 002-55029) and the FT Money Fund Prospectus (File. No. 033-88924) are both incorporated by reference into and are considered a part of this Prospectus/Information Statement.  The Franklin Money Fund Prospectus also accompanies this Prospectus/Information Statement.  Additional information about the Funds is included in each Fund’s SAI(s).  The Franklin Money Fund SAI (File No. 002-55029) and the FT Money Fund SAI (File. No. 033-88924) are incorporated into the Franklin Money Fund Prospectus and the FT Money Fund Prospectus, respectively, and into the SAI dated August 2, 2019 relating to this Prospectus/Information Statement, each of which has been filed with the SEC. The SAI relating to this Prospectus/Information Statement is also considered part of this Prospectus/Information Statement.  Information about the Funds is also included in each Fund’s Annual Report to Shareholders for the fiscal year ended June 30, 2018 and in the Semi-Annual Report to Shareholders for the fiscal period ended December 31, 2018.

You may request a free copy of each Fund’s Prospectus, SAI, Annual or Semi-Annual Report to Shareholders, the SAI relating to this Prospectus/ Information Statement, and other information by calling (800) DIAL-BEN/342-5236 or by writing to a Fund at P.O. Box 997151, Sacramento, CA 95899-7151.

The Trust, on behalf of the FT Money Fund, and Franklin Money Fund file proxy materials, reports and other information with the SEC in accordance with the informational requirements of the Securities Exchange Act of 1934 and the 1940 Act.  You can inspect and copy this information at the public reference facilities maintained by the SEC in Washington, D.C., 100 F Street NE, Washington DC 20549, and copies of such materials can be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, SEC, Washington D.C., 20549 after paying a duplicating fee at prescribed rates, and from the SEC’s Internet site at http://www.sec.gov or by electronic request at the following email address:  publicinfo@sec.gov.

FURTHER INFORMATION ABOUT THE FUNDS

The following is a discussion of the organization of each Fund and, where applicable, of the Trust.  More detailed information about each Fund’s current structure is contained in each Fund’s SAI.

Comparison of Capital Structure. FT Money Fund is a series of the Trust, which was organized as a Delaware statutory trust (a form of entity formerly known as a business trust) on January 30, 1995.  Franklin Money Fund was originally organized as a California corporation on November 7, 1975, and converted to a Delaware statutory trust effective November 1, 2007.  The authorized number of shares of FT Money Fund and Franklin Money Fund is unlimited, each without par value.  The Funds may issue fractional shares.

Shares of both FT Money Fund and Franklin Money Fund are fully paid, nonassessable and have no preference, preemptive or subscription rights.  Class C shares of the Funds automatically convert into Class A shares of the Fund on a monthly basis in the month of, or the month following, the 10-year anniversary of the Class C share purchase date.  FT Money Fund and Franklin Money Fund shareholders have no appraisal rights.

Comparison of Voting Rights.  Shares of each class of a Fund represent proportionate interests in such Fund’s assets.  On matters that affect a Fund as a whole, each class has the same voting and other rights and preferences as any other class.  On matters that affect only one class, only shareholders of that class may vote.  Each class votes separately on matters affecting only that class, or matters expressly required to be voted on separately by state or federal law.  For each Fund, each whole share is entitled to one vote as to any matter on which it is entitled to vote and each fractional share carries a proportionate fractional vote.  Shareholders of the Funds are not entitled to cumulative voting in the election of trustees, and this gives holders of more than 50% of the shares of the Trust and Franklin Money Fund, respectively, voting the ability to elect all of the members of the applicable Board.  Quorum for a shareholders’ meeting of Franklin Money Fund, the Trust or any of the Trust’s series (including FT Money Fund) is generally forty percent (40%) of the outstanding shares entitled to vote, which are present at a shareholder’s meeting in person or by proxy.

The 1940 Act provides that shareholders of each Fund have the power to vote with respect to certain matters; specifically, for the election of trustees, the selection of auditors (under certain circumstances), approval of investment management agreements and plans of distribution, and amendments to policies, goals or restrictions deemed to be fundamental.

In addition, shareholders of each Fund are granted the power to vote on certain matters by the laws governing Delaware statutory trusts and by their Agreements and Declarations of Trust (“Trust Instruments”).  The rights to vote on these matters are the same for the Trust and Franklin Money Fund.

When a quorum is present, a majority of votes cast at a meeting of shareholders shall decide any questions and a plurality shall elect a trustee, unless the Trust Instruments, by-laws or applicable law provide otherwise.

Setting a Record Date.  Each Fund’s Trust Instrument establishes the maximum number of days prior to a shareholders’ meeting during which a record date may be set by the Board.  The minimum number of days is 10 and the maximum number of days is 120 for both Funds.  A determination of shareholders of record entitled to notice of or to vote at a shareholders’ meeting applies to any adjournment of the meeting; provided, however, that the Board may fix a new record date for the adjourned meeting and shall fix a new record date for any meeting that is adjourned for more than 180 days from the record date set for the original meeting.

Legal Structure.  Mutual funds formed under the Delaware Statutory Trust Act (“DSTA”), such as the Trust and Franklin Money Fund, are granted a significant amount of operational flexibility with respect to features, rights and obligations of the statutory trust and its trustees and shareholders in their organizational instruments.  Mutual funds organized as Delaware statutory trusts have benefited from this flexibility to streamline their operations and minimize expenses.  For example, mutual funds organized as Delaware statutory trusts are not required to hold annual shareholders’ meetings if meetings are not otherwise required by the federal securities laws or their declarations of trust or bylaws, and such funds may create new classes or series of shares without having to obtain the approval of shareholders.  In addition, a fund may provide in its governing documents that certain fund transactions, such as certain mergers, reorganizations and liquidations, may go forward with only trustee approval and not a shareholder vote; however, such funds are still subject to the voting requirements of the 1940 Act.

Limited Liability for Shareholders.  Under the DSTA, shareholders of the Funds are entitled to the same limitation of personal liability as is extended to shareholders of a corporation organized for profit under Delaware General Corporation Law.

Boards of Trustees.  Pursuant to the DSTA and the Trust Instruments, the responsibility for the general oversight of each of the Trust and Franklin Money Fund is vested in its Board of Trustees, which, among other things, is empowered by the Trust Instruments to elect officers and provide for the compensation of agents, consultants and other professionals to assist and advise in such management.  Pursuant to the Trust Instruments, no trustee shall be liable for any act or omission or any conduct whatsoever in his or her capacity as trustee, except for an act or omission that constitutes a bad faith violation of the implied contractual covenant of good faith and fair dealing, willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

Inspection Rights.  Each Fund provides shareholders certain inspection rights to shareholders of its books and records, to at least the extent required by applicable law.

PRINCIPAL HOLDERS OF SHARES

 As of July 15 , 2019, the officers and trustees of the Trust, as a group, owned of record and beneficially less than 1% of the outstanding voting shares of FT Money Fund.  As of July 15 , 2019, the officers and trustees of Franklin Money Fund, as a group, owned of record and beneficially 33.51 % of the outstanding voting shares of Franklin Money Fund. A person “controls” a Fund if such person beneficially owns, either directly or indirectly, more than 25% of the voting securities of the Fund or if such person or the Fund acknowledges or asserts the existence of such control. A controlling shareholder of a Fund could control the outcome of a proposal submitted to shareholders for approval.

From time to time, the number of shares of each Fund held in the “street name” accounts of various securities dealers for the benefit of their clients or in centralized securities depositories may exceed 5% of the total shares outstanding.  To the knowledge of the Funds, no person owned (beneficially or of record) 5% or more of the outstanding shares of any class of either Fund as of July 15 , 2019, except as listed in Exhibit C to this Prospectus/ Information Statement. Upon completion of the Reorganization,  the percentage of the Franklin Money Fund that would be owned by those persons disclosed in Exhibit C as owning 5% or more of the FT Money Fund's outstanding Class A, Class C and Class R shares and the Franklin Money Fund's outstanding Class A shares is expected to decline, but such shareholders will continue to own in excess of 5% of the then outstanding shares of such classes of the Franklin Money Fund upon completion of the Reorganization.

By Order of the Board of Trustees,

Lori A. Weber
Vice President
August 2 , 2019

GLOSSARY

Useful Terms and Definitions

1940 Act - Investment Company Act of 1940, as amended.

1940 Act Majority Vote - the affirmative vote of the lesser of: (i) a majority of the outstanding shares of a Fund, or (ii) 67% or more of the outstanding shares of a Fund present at or represented by proxy at a meeting of shareholders if the holders of more than 50% of the outstanding shares of a Fund are present or represented by proxy.

CDSC - Contingent deferred sales charge.

Distributors - Franklin Templeton Distributors, Inc., One Franklin Parkway, San Mateo, CA 94403-1906, the principal underwriter for each Fund.

FAV - Franklin Advisers, Inc., the investment manager for each Fund.

FT Services - Franklin Templeton Services, LLC, the administrator for each Fund.  FT Services is an indirect, wholly owned subsidiary of Resources and is an affiliate to each Fund’s investment manager and principal underwriter.

Investor Services - Franklin Templeton Investor Services, LLC, 3344 Quality Drive, Rancho Cordova, CA 95670-7313, the shareholder servicing, transfer agent and dividend-paying agent for each Fund.

Independent Trustees – The Trustees who are not “interested persons” of a Fund, as such term is defined in the 1940 Act.

IRS – U.S. Internal Revenue Service

Net Asset Value (NAV) – The net asset value of a mutual fund is determined by deducting a fund’s liabilities from the total assets of the fund.  The net asset value per share is determined by dividing the net asset value of the fund by the number of shares outstanding.

Plan – The Agreement and Plan of Reorganization adopted by the Trust, on behalf of the FT Money Fund, and the Franklin Money Fund

Reorganization – The proposed reorganization contemplated by the Plan.

Resources - Franklin Resources, Inc., One Franklin Parkway, San Mateo, CA 94403-1906.

SAI - Statement of Additional Information.

SEC - U.S. Securities and Exchange Commission.

U.S. - United States of America.

EXHIBITS TO PROSPECTUS/INFORMATION STATEMENT

Exhibit:

A.	Form of Agreement and Plan of Reorganization

B.	Financial Highlights for Franklin Money Fund and Franklin Templeton U.S. Government Money Fund

C.	Principal Holders of Securities

EXHIBIT A

FORM OF
AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (the “Plan”) is made as of this 21st day of May 2019 by and between Franklin U.S. Government Money Fund (the “Acquiring Fund”), a statutory trust created under the laws of the State of Delaware, with its principal place of business at One Franklin Parkway, San Mateo, CA 94403-1906, and Franklin Templeton Money Fund Trust (“FTMFT”), a statutory trust created under the laws of the State of Delaware, with its principal place of business at One Franklin Parkway, San Mateo, CA 94403-1906, on behalf of its series, Franklin Templeton U.S. Government Money Fund (the “Target Fund”).  Franklin Advisers, Inc. (“FAV”), a California corporation and investment manager to The U.S. Government Money Market Portfolio (the “Master Portfolio”), joins this Plan solely for purposes of Section 7.

PLAN OF REORGANIZATION

The reorganization (hereinafter referred to as the “Reorganization”) will consist of (i) the acquisition by the Acquiring Fund of substantially all of the property, assets and goodwill of the Target Fund in exchange solely for full and fractional Class A, Class C, and Class R shares of beneficial interest, with no par value, of the Acquiring Fund (the “Acquiring Fund Shares”); (ii) the distribution of Acquiring Fund Shares to the holders of Class A, Class C, and Class R shares of beneficial interest, with no par value, of the Target Fund (the “Target Fund Shares”), respectively, according to their respective interests in the Target Fund, in complete liquidation of the Target Fund; and (iii) the dissolution of the Target Fund as soon as is practicable after the closing (as described in Section 3, hereinafter called the “Closing”), all upon and subject to the terms and conditions of the Plan hereinafter set forth.

AGREEMENT

In order to consummate the Reorganization and in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto, intending to be legally bound hereby, covenant and agree as follows:

1.       Sale and Transfer of Assets, Liquidation and Dissolution of the Target Fund.

(a)       Subject to the terms and conditions of the Plan, and in reliance on the representations and warranties herein contained, and in consideration of the delivery by the Acquiring Fund of the number of Acquiring Fund Shares hereinafter provided, FTMFT, on behalf of the Target Fund, agrees that, at the time of Closing, it will convey, transfer and deliver to the Acquiring Fund all of the Target Fund’s then existing assets, including any interest in pending or future legal claims in connection with past or present portfolio holdings, whether in form of class action claims, opt-out or other direct litigation claims, or regulator or government-established investor recovery fund claims, and any and all resulting recoveries, free and clear of all liens, encumbrances, and claims whatsoever (other than shareholders’ rights of redemption), except for cash, bank deposits, or cash equivalent securities in an estimated amount necessary to: (i) discharge its unpaid liabilities on its books at the Closing Date (as such term is defined in Section 3), including, but not limited to, its income dividends and capital gain distributions, if any, payable for the period prior to the Closing Date and through the final taxable year ending with the Target Fund’s complete liquidation; and (ii) pay such contingent liabilities, if any, as the officers of FTMFT, on behalf of the Target Fund, shall reasonably deem to exist against the Target Fund at the Closing Date, for which contingent and other appropriate liability reserves shall be established on the Target Fund’s books

(such assets hereinafter “Net Assets”).  The Acquiring Fund shall not assume any liability of the Target Fund, whether accrued or contingent, known or unknown, and FTMFT, on behalf of the Target Fund, shall use its reasonable best efforts to discharge all of the known liabilities of the Target Fund, so far as may be possible, from the cash, bank deposits and cash equivalent securities described above.

(b)       Subject to the terms and conditions of the Plan, and in reliance on the representations and warranties herein contained, and in consideration of such sale, conveyance, transfer, and delivery, the Acquiring Fund agrees at the Closing to deliver to FTMFT, on behalf of the Target Fund, the number of Acquiring Fund Shares, determined by dividing the net asset value per share of each of Class A, Class C, and Class R shares of the Target Fund by the net asset value per share of each of Class A, Class C, and Class R shares of the Acquiring Fund, respectively, and separately multiplying the result thereof by the number of outstanding Class A, Class C, and Class R shares, respectively, of the Target Fund as of 1:00 p.m., Pacific time on the Closing Date.  The Acquiring Fund Shares delivered to FTMFT, on behalf of the Target Fund, at the Closing shall have an aggregate net asset value equal to the value of the Target Fund’s Net Assets, all determined as provided in Section 2 of the Plan and as of the date and time specified herein.

(c)       Immediately following the Closing, FTMFT, on behalf of the Target Fund, shall distribute the Acquiring Fund Shares received by FTMFT, on behalf of the Target Fund, pursuant to this Section 1 pro rata to the Target Fund’s shareholders of record, based upon their respective holdings of the Target Fund, as of the close of business on the Closing Date.  Such distribution shall be accomplished by the establishment of accounts on the share records of the Acquiring Fund of the type and in the amounts due such shareholders based on their respective holdings in the Target Fund as of the close of business on the Closing Date.  Fractional Acquiring Fund Shares shall be carried to the third decimal place.  As promptly as practicable after the Closing, each holder of any outstanding certificate or certificates representing Target Fund Shares shall be entitled to surrender the same to the transfer agent for the Acquiring Fund in exchange for the number of Acquiring Fund Shares of the same class into which the Target Fund Shares theretofore represented by the certificate or certificates so surrendered shall have been converted.  Until so surrendered, each outstanding certificate, if any, which, prior to the Closing, represented Target Fund Shares shall be deemed for all Acquiring Fund purposes to evidence ownership of the number of Acquiring Fund Shares into which the Target Fund Shares (which prior to the Closing were represented thereby) have been converted.  Certificates for the Acquiring Fund Shares shall not be issued.  After the distribution, the Target Fund shall be dissolved.

(d)       At the Closing, each shareholder of record of the Target Fund as of the record date (the “Distribution Record Date”) with respect to any unpaid dividends and other distributions that were declared prior to the Closing, including any dividend or distribution declared pursuant to Section 6(d) hereof, shall have the right to receive such unpaid dividends and distributions with respect to the shares of the Target Fund that such person had on such Distribution Record Date.

(e)       All books and records relating to the Target Fund, including all books and records required to be maintained under the Investment Company Act of 1940 (the “1940 Act”), and the rules and regulations thereunder, shall be available to the Acquiring Fund from and after the date of the Plan, and shall be turned over to the Acquiring Fund on or prior to the Closing.

2.       Valuation.

(a)       The net asset value per share of the Acquiring Fund Shares and the Target Fund Shares and the value of the Target Fund’s Net Assets to be acquired by the Acquiring Fund hereunder shall in each case be computed as of 1:00 p.m., Pacific time, on the Closing Date, unless on such date: (i) the New York Stock Exchange (“NYSE”) is not open for unrestricted trading; or (ii) the reporting of trading on the NYSE or other relevant market is disrupted; or (iii) any other extraordinary financial event or market condition occurs (each of the events described in (i), (ii) or (iii) are referred to as a “Market Disruption”).  The net asset value per share of the Acquiring Fund Shares and the Target Fund Shares and the value of the Target Fund’s Net Assets shall be computed by using available market quotations in accordance with the Franklin Templeton Valuation and Pricing Conventions, except that the net asset value per share of the Target Fund shall be carried to the fourth decimal place.

(b)       In the event of a Market Disruption on the proposed Closing Date so that an accurate appraisal of the net asset value of the Acquiring Fund Shares or Target Fund Shares or the value of the Target Fund’s Net Assets is impracticable, the Closing Date shall be postponed until the first business day when regular trading on the NYSE shall have fully resumed and reporting shall have been restored and other trading markets are otherwise stabilized.

(c)       In the event that the net asset value per share of a Fund’s Shares calculated using market value deviates by more than 0.25 of 1% from the net asset value per share calculated using amortized cost, the Closing Date shall be postponed until the net asset value using market value and amortized cost for the Fund Shares is within the range of 0.25 of 1%.

(d)       All computations of value regarding the net asset value of the Acquiring Fund Shares and Target Fund Shares and the value of the Target Fund’s Net Assets shall be made by the administrator to the Acquiring Fund and Target Fund.

3.       Closing and Closing Date.

The Closing shall take place at the offices of the Acquiring Fund at 1:00 p.m., Pacific time, on October 18, 2019, or such other date as the officers of the Acquiring Fund and FTMFT may mutually agree (the “Closing Date”).  FTMFT, on behalf of the Target Fund, shall have provided for delivery as of the Closing those Net Assets to be transferred to the account of the Acquiring Fund’s custodian, The Bank of New York Mellon, Mutual Funds Division, 100 Church Street, New York, NY 10286.  FTMFT, on behalf of the Target Fund, shall deliver at the Closing a list of names and addresses of the holders of record of each class of the Target Fund Shares and the number of full and fractional shares of beneficial interest owned by each such shareholder, indicating thereon which such shares are represented by outstanding certificates and which by book-entry accounts, as of 1:00 p.m., Pacific time, on the Closing Date.  The Acquiring Fund shall provide evidence that such Acquiring Fund Shares have been registered in an account on the books of the Acquiring Fund in such manner as the officers of FTMFT, on behalf of the Target Fund, may reasonably request.

4.       Representations and Warranties.

4.1.       The Acquiring Fund represents and warrants that:

(a)       The Acquiring Fund was originally organized as a California corporation on November 7, 1975 and was converted to a Delaware statutory trust effective November 1, 2007.  The Acquiring Fund is validly existing under the laws of the State of Delaware.  The Acquiring Fund is duly registered under the 1940 Act as an open-end management investment company and the Acquiring Fund’s shares sold were sold pursuant to an effective registration statement filed under the Securities Act of 1933 (the “1933 Act”), except for those shares sold pursuant to the private offering exemption for the purpose of raising initial capital or obtaining any required initial shareholder approvals.

(b)       The Acquiring Fund is authorized to issue an unlimited number of shares of beneficial interest, without par value, of the Acquiring Fund, each outstanding share of which is, and each

Acquiring Fund Share when issued pursuant to and in accordance with the Plan will be, fully paid, non-assessable, and has or will have full voting rights.  The Acquiring Fund currently is divided into four classes of shares: Class A, Class C, Class R, and Class R6 shares of beneficial interest, of which Class A, Class C and Class R represents Acquiring Fund Shares.

(c)       The Acquiring Fund is not a party to or obligated under any provision of its Agreement and Declaration of Trust, as amended, or By-laws, as amended, or any contract or any other commitment or obligation and is not subject to any order or decree, that would be violated by its execution of or performance under the Plan, and no consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated by the Plan, except for the registration of Acquiring Fund Shares under the 1933 Act, the 1940 Act, or as may otherwise be required under the federal and state securities laws or the rules and regulations thereunder.

(d)       The financial statements appearing in the Acquiring Fund’s Annual Report to Shareholders for the fiscal year ended June 30, 2018, audited by PricewaterhouseCoopers LLP, and any interim unaudited financial statements, fairly present the financial position of the Acquiring Fund as of their respective dates and the results of the Acquiring Fund’s operations for periods indicated, in conformity with Generally Accepted Accounting Principles applied on a consistent basis.

(e)       The books and records of the Acquiring Fund accurately summarize the accounting data represented and contain no material omissions with respect to the business and operations of the Acquiring Fund.

(f)       The Acquiring Fund has elected to be treated as a regulated investment company (“RIC”) for federal income tax purposes under Part I of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”).  The Acquiring Fund is a “fund” as defined in Section 851(g)(2) of the Code.  The Acquiring Fund has qualified as a RIC for each taxable year since its inception, and intends to continue to qualify as a RIC after the Closing Date.  The Acquiring Fund has not had any earnings and profits accumulated in any taxable year to which the provisions of Subchapter M of the Code (or the corresponding provisions of prior law) did not apply.  Consummation of the transactions contemplated by the Plan will not cause the Acquiring Fund to fail to be qualified as a RIC as of the Closing Date.

(g)       The Acquiring Fund is not under jurisdiction of a court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code.

(h)       The Acquiring Fund does not have any unamortized or unpaid organizational fees or expenses.

(i)       The Acquiring Fund does not have any known liabilities, costs or expenses of a material amount, contingent or otherwise, other than those reflected in the financial statements referred to in Section 4.1(d) hereof and those incurred in the ordinary course of business as an investment company and of a nature and amount similar to, and consistent with, those shown in such financial statements since the dates of those financial statements.

(j)       There is no inter-corporate indebtedness existing between the Target Fund and the Acquiring Fund that was issued, acquired, or will be settled at a discount.

(k)       The registration statement on Form N-14 referred to in Section 5.1(a) hereof (the “Registration Statement”), and any prospectus or statement of additional information of the Acquiring Fund contained or incorporated therein by reference, and any supplement or amendment to the

Registration Statement, or any such prospectus or statement of additional information or supplement thereto, on the effective date of the Registration Statement and on the Closing Date:  (i) shall comply in all material respects with the provisions of the 1933 Act, the Securities Exchange Act of 1934 (the “1934 Act”), the 1940 Act, the rules and regulations thereunder, and all applicable state securities laws and the rules and regulations thereunder; and (ii) shall not contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which the statements were made, not misleading, provided, however, that the representations and warranties of this subparagraph shall not apply to statements in or omissions from the Registration Statement made in reliance upon and in conformity with information that was furnished by the Target Fund for use therein.

(l)       Since December 31, 2018, there has not been any material adverse change in the Acquiring Fund’s financial condition, assets, liabilities or business other than changes occurring in the ordinary course of its business.

(m)       On the Closing Date, all material Tax Returns (as defined below) of the Acquiring Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be true, correct and complete in all material respects, and all Taxes (as defined below) shown as due or claimed to be due by any government entity shall have been paid or provision has been made for the payment thereof.  To the Acquiring Fund’s knowledge, no such Tax Return is currently under audit by any federal, state, local or foreign Tax authority; no assessment has been asserted with respect to such Tax Returns; there are no levies, liens or other encumbrances on the Acquiring Fund or its assets resulting from the non-payment of any Taxes; no waivers of the time to assess any such Taxes are outstanding nor are any written requests for such waivers pending; and adequate provision has been made in the Acquiring Fund’s financial statements for all Taxes in respect of all periods ended on or before the date of such financial statements.  As used in this Plan, “Tax” or “Taxes” means any tax, governmental fee or other like assessment or charge of any kind whatsoever (including, but not limited to, excise tax and withholding on amounts paid to or by any person), together with any interest, penalty, addition to tax or additional amount imposed by any governmental authority (domestic or foreign) responsible for the imposition of any such tax.  “Tax Return” means reports, returns, information returns, dividend reporting forms elections, agreements, declarations, or other documents or reports of any nature or kind (including any attached schedules, supplements and additional or supporting material) filed or required to be filed or furnished or required to be furnished with respect to Taxes, including any claim for refund, amended return or declaration of estimated Taxes (and including any amendments with respect thereto).

(n)       All information to be furnished by the Acquiring Fund for use in preparing any prospectus, information statement and other documents which may be necessary in connection with the transactions contemplated hereby shall be accurate and complete.

(o)       No shareholder of the Acquiring Fund shall have any option, warrant or preemptive right of subscription or purchase with respect to Acquiring Fund Shares, except for the right of investors to acquire its shares at the applicable stated offering price in the normal course of its business as an open-end management investment company operating under the 1940 Act.

(p)       No consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated by the Plan, except as may otherwise be required under federal or state securities laws or the rules and regulations thereunder.

(q)       There is no material suit, judicial action, or legal or administrative proceeding pending or threatened against the Acquiring Fund.  The Acquiring Fund is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects the Acquiring Fund’s business or its ability to consummate the transactions herein contemplated.

(r)       The execution, delivery, and performance of the Plan have been duly authorized by all necessary action of the Acquiring Fund’s Board of Trustees.

4.2.       FTMFT, on behalf of the Target Fund, represents and warrants that:

(a)       The Target Fund is a series of FTMFT, which was organized as a Delaware statutory trust (a form of entity formerly known as a business trust) on January 30, 1995 and is validly existing under the laws of the State of Delaware.  FTMFT is duly registered under the 1940 Act as an open‑end management investment company and the Target Fund’s shares sold were sold pursuant to an effective registration statement filed under the 1933 Act, except for those shares sold pursuant to the private offering exemption for the purpose of raising initial capital or obtaining any required initial shareholder approvals.

(b)       FTMFT is authorized to issue an unlimited number of shares of beneficial interest, without par value, of the Target Fund, each outstanding share of which is fully paid, non-assessable, and has full voting rights.  FTMFT currently issues one series of shares, the Target Fund.  The Target Fund currently is divided into three classes of shares: Class A, Class C, and Class R shares of beneficial interest, of which each class represents Target Fund Shares.

(c)       FTMFT, on behalf of the Target Fund, is not a party to or obligated under any provision of its Agreement and Declaration of Trust, as amended, or By-laws, as amended, or any contract or any other commitment or obligation and is not subject to any order or decree that would be violated by its execution of or performance under the Plan, and no consent, approval, authorization or order of any court or governmental authority is required for the consummation by FTMFT, on behalf of the Target Fund, of the transactions contemplated by the Plan.  The Target Fund has no material contracts or other commitments (other than the Plan or agreements for the purchase of securities entered into in the ordinary course of business and consistent with its obligations under the Plan) which will not be terminated by it in accordance with their terms at or prior to the Closing Date, or which will result in a penalty or additional fee to be due from or payable by it.

(d)       The financial statements appearing in the Target Fund’s Annual Report to Shareholders for the fiscal year ended June 30, 2018, audited by PricewaterhouseCoopers LLP, and any interim unaudited financial statements, fairly present the financial position of the Target Fund as of their respective dates and the results of the Target Fund’s operations for periods indicated, in conformity with Generally Accepted Accounting Principles applied on a consistent basis.

(e)       The books and records of the Target Fund accurately summarize the accounting data represented and contain no material omissions with respect to the business and operations of the Target Fund.

(f)       FTMFT has elected to treat the Target Fund as a RIC for federal income tax purposes under Part I of Subchapter M of the Code.  The Target Fund is a “fund” as defined in Section 851(g)(2) of the Code.  The Target Fund has qualified as a RIC for each taxable year since its inception that has ended prior to the Closing Date and will have satisfied the requirements of Part I of Subchapter M of the Code to maintain such qualification for the period beginning on the first day of its current taxable year and ending on the Closing Date.  The Target Fund has no earnings and profits accumulated in any taxable year to which the provisions of Subchapter M of the Code (or the corresponding provisions of prior law) did not apply.  Consummation of the transactions contemplated by the Plan will not cause it to fail to be qualified as a RIC as of the Closing Date.

(g)       The Target Fund is not under the jurisdiction of a court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code.

(h)       The Target Fund does not have any unamortized or unpaid organizational fees or expenses.

(i)       The Target Fund does not have any known liabilities, costs or expenses of a material amount, contingent or otherwise, other than those reflected in the financial statements referred to in Section 4.2(d) hereof and those incurred in the ordinary course of business as an investment company and of a nature and amount similar to, and consistent with, those shown in such financial statements since the dates of those financial statements.

(j)       There is no inter-corporate indebtedness existing between the Target Fund and the Acquiring Fund that was issued, acquired, or will be settled at a discount.

(k)       The Registration Statement, and any prospectus or statement of additional information of the Target Fund contained or incorporated therein by reference, and any supplement or amendment to the Registration Statement, or any such prospectus or statement of additional information or supplement thereto, on the effective date of the Registration Statement and on the Closing Date: (i) shall comply in all material respects with the provisions of the 1933 Act, the 1934 Act, the 1940 Act, the rules and regulations thereunder, and all applicable state securities laws and the rules and regulations thereunder; and (ii) shall not contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which the statements were made, not misleading, provided, however, that the representations and warranties of this subparagraph shall not apply to statements in or omissions from the Registration Statement made in reliance upon and in conformity with information that was furnished by the Acquiring Fund for use therein.

(l)       Since December 31, 2018, there has not been any material adverse change in the Target Fund’s financial condition, assets, liabilities or business other than changes occurring in the ordinary course of its business.

(m)       On the Closing Date, all material Tax Returns of the Target Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be true, correct and complete in all material respects, and all Taxes shown as due or claimed to be due by any government entity shall have been paid or provision has been made for the payment thereof.  To FTMFT’s knowledge, no such Tax Return is currently under audit by any federal, state, local or foreign Tax authority; no assessment has been asserted with respect to such Tax Returns; there are no levies, liens or other encumbrances on the Target Fund or its assets resulting from the non-payment of any Taxes; no waivers of the time to assess any such Taxes are outstanding nor are any written requests for such waivers pending; and adequate provision has been made in the Target Fund’s financial statements for all Taxes in respect of all periods ended on or before the date of such financial statements.

(n)       All information to be furnished by FTMFT, on behalf of the Target Fund, for use in preparing any prospectus, information statement and other documents which may be necessary in connection with the transactions contemplated hereby shall be accurate and complete.

(o)       As of the Closing Date, the Target Fund will not have outstanding any warrants, option, convertible securities, or any other types of rights pursuant to which any person could acquire shares of the Target Fund, except for the right of investors to acquire its shares at the applicable stated offering price in the normal course of its business as an open-end management investment company operating under the 1940 Act.

(p)       No consent, approval, authorization or order of any court or governmental authority is required for the consummation by FTMFT, on behalf of the Target Fund, of the transactions contemplated by the Plan, except as may otherwise be required under federal or state securities laws or the rules and regulations thereunder.

(q)       There is no material suit, judicial action, or legal or administrative proceeding pending or threatened against FTMFT.  FTMFT, on behalf of the Target Fund, is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects the Target Fund’s business or its ability to consummate the transactions herein contemplated.

(r)       The execution, delivery, and performance of the Plan have been duly authorized by all necessary action of FTMFT’s Board of Trustees, subject to approval of the Target Fund’s shareholders.

(s)       At the Closing, FTMFT, on behalf of the Target Fund, will have good and marketable title to all of the securities and other assets transferred pursuant to Section 1 above, free and clear of all liens or encumbrances of any nature whatsoever, except such imperfections of title or encumbrances as do not materially detract from the value or use of the assets subject thereto, or materially affect title thereto.

(t)       FTMFT, on behalf of the Target Fund, will declare and pay or cause to be paid a dividend or dividends prior to the Closing Date, that, together with all previous dividends, shall have the effect of distributing to its shareholders (i) all of the Target Fund’s investment company taxable income for the taxable year ended prior to the Closing Date and substantially all of such investment company taxable income for the final taxable year ending with its complete liquidation (in each case determined without regard to any deductions for dividends paid); and (ii) all of the Target Fund’s net capital gain recognized in its taxable year ended prior to the Closing Date and substantially all of any such net capital gain recognized in such final taxable year (in each case after reduction for any capital loss carryover).

5.       Covenants of the Acquiring Fund, and Covenants of FTMFT, on behalf of the Target Fund.

5.1.       The Acquiring Fund:

(a)       Shall file the Registration Statement with the Securities and Exchange Commission (“SEC”) and use its best efforts to provide that the Registration Statement becomes effective as promptly as practicable.  At the time it becomes effective, the Registration Statement (i) shall have complied in all material respects with the applicable provisions of the 1933 Act, and the rules and regulations promulgated thereunder; and (ii) will not contain any untrue statement of material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading.  At the time the Registration Statement becomes effective and at the Closing Date, the prospectus and statement of additional information included in the Registration Statement will not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading.

(b)       Shall have sent to each shareholder of record of the Target Fund, in sufficient time to comply with requirements as to notice thereof, a combined prospectus/information statement that complies in all material respects with the applicable provisions of the 1933 Act, and Section 14(c) of the 1934 Act, and the rules and regulations thereunder (the “Prospectus/Information Statement”).

(c)       Covenants to operate the Acquiring Fund’s business as presently conducted between the date hereof and the Closing, it being understood that such ordinary course of business will include the distribution of customary dividends and distributions and any other distribution necessary or desirable to minimize federal income or excise Taxes.

(d)       Subject to the provisions of the Plan, shall take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate the transactions contemplated by the Plan.

5.2.       FTMFT, on behalf of the Target Fund:

(a)       Shall provide the Acquiring Fund with information reasonably necessary for the preparation and distribution of the Prospectus/Information Statement to be included in the Registration Statement, in compliance with the 1933 Act, the 1934 Act and the 1940 Act.

(b)       Covenants to operate the Target Fund’s business as presently conducted between the date hereof and the Closing, it being understood that such ordinary course of business will include the distribution of customary dividends and distributions and any other distribution necessary or desirable to minimize federal income or excise Taxes.

(c)       Subject to the provisions of the Plan, shall take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate the transactions contemplated by the Plan.

(d)       Shall file, by the Closing Date, all of the Target Fund’s federal and other Tax Returns required by law to be filed on or before such date and all federal and other Taxes shown as due on said Tax Returns shall have either been paid, or adequate liability reserves shall have been provided for the payment of such Taxes.

(e)       Shall provide at the Closing:

(1)       A statement of the respective tax basis and holding period of all investments to be transferred by the Target Fund to the Acquiring Fund.

(2)       A copy (which may be in electronic form) of the Target Fund’s shareholder ledger accounts including, without limitation, the name, address and taxpayer identification number of each shareholder of record, the number of shares of beneficial interest held by each shareholder, the dividend reinvestment elections applicable to each shareholder, the backup withholding and nonresident alien withholding certifications, notices or records on file with FTMFT, with respect to each shareholder, and such information as the Acquiring Fund may reasonably request concerning Target Fund shares or Target Fund shareholders in connection with Target Fund’s cost basis reporting and related obligations under Sections 1012, 6045, 6045A, and 6045B of the Code and related regulations issued by the United States Treasury (“Treasury Regulations”) following the Closing for all of the shareholders of record of the Target Fund’s shares as of the close of business on the day of valuation as described in Section 2, who are to become holders of the Acquiring Fund as a result of the transfer of assets that are the subject of this Plan (the “Target Fund Shareholder Documentation”).

(3)       A copy of any other Tax books and records of the Target Fund necessary for purposes of preparing any Tax Returns, schedules, forms, statements or related documents (including but not limited to any income, excise or information returns, as well as any transfer statements (as described in Treas. Reg. § 1.6045A-1)) required by law to be filed by the Target Fund after the Closing.

(4)       If requested by the Acquiring Fund, all FASB ASC 740-10-25 (formerly, FIN 48) work papers and supporting statements pertaining to the Target Fund.

(f)       As promptly as practicable, but in any case within sixty days after the date of Closing, FTMFT, on behalf of the Target Fund, shall furnish the Acquiring Fund, in such form as is reasonably satisfactory to the Acquiring Fund, a statement of the earnings and profits of the Target Fund for federal income tax purposes that will be carried over by the Acquiring Fund as a result of Section 381 of the Code.

(g)       Undertakes that it will not acquire Acquiring Fund Shares for the purpose of making distributions thereof to anyone other than the Target Fund’s shareholders.

(h)       Undertakes that, if the Plan is consummated, the Target Fund will liquidate and dissolve.

5.3.       The Acquiring Fund and FTMFT, on behalf of the Target Fund, intend that the Reorganization will qualify as a reorganization within the meaning of Section 368(a)(1) of the Code.  The Acquiring Fund and FTMFT, on behalf of the Target Fund, shall not take any action or cause any action to be taken (including, without limitation the filing of any Tax Return) that is inconsistent with such treatment or results in the failure of such Reorganization to qualify as a reorganization within the meaning of Section 368(a)(1) of the Code.

6.       Conditions Precedent to be Fulfilled by the Acquiring Fund and by FTMFT, on behalf of the Target Fund.

The consummation of the Plan hereunder shall be subject to the following respective conditions:

(a)       That (i) all the representations and warranties of the other party contained herein shall be true and correct as of the Closing with the same effect as though made as of and at such date; and (ii) the other party shall have performed all obligations required by the Plan to be performed by it prior to the Closing.

(b)       That the SEC shall have declared effective the Registration Statement and not have issued an unfavorable management report under Section 25(b) of the 1940 Act or instituted or threatened to institute any proceeding seeking to enjoin consummation of the Plan under Section 25(c) of the 1940 Act.  And, further, no other legal, administrative or other proceeding shall have been instituted or threatened that would materially affect the financial condition of either Fund or would prohibit the transactions contemplated hereby.

(c)       FTMFT, on behalf of the Target Fund, shall have declared and paid or cause to have been paid a dividend or dividends prior to the Closing Date that, together with all previous dividends, shall have the effect of distributing to its shareholders (i) all of the Target Fund’s investment company taxable income for the taxable year ended prior to the Closing Date and substantially all of such investment company taxable income for the final taxable year ending with its complete liquidation (in each case determined without regard to any deductions for dividends paid) and (ii) all of the Target

Fund’s net capital gain recognized in its taxable year ended prior to the Closing Date and substantially all of any such net capital gain recognized in such final taxable year (in each case after reduction for any capital loss carryover).

(d)       That all required consents of other parties and all other consents, orders, and permits of federal, state and local authorities (including those of the SEC and of state Blue Sky securities authorities, including any necessary “no-action” positions or exemptive orders from such federal and state authorities) to permit consummation of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order, or permit would not involve a risk of material adverse effect on the assets and properties of the Target Fund or the Acquiring Fund.

(e)       That there shall be delivered to FTMFT, on behalf of the Target Fund, an opinion in form and substance satisfactory to it, from the law firm of Stradley Ronon Stevens & Young, LLP, counsel to the Acquiring Fund, to the effect that, subject in all respects to the effects of bankruptcy, insolvency, reorganization, moratorium, fraudulent conveyance, and other laws now or hereafter affecting generally the enforcement of creditors’ rights:

(1)       The Acquiring Fund is a validly existing statutory trust in good standing under the laws of the State of Delaware;

(2)       The Acquiring Fund is an open-end management investment company registered as such under the 1940 Act;

(3)       The execution and delivery of the Plan and the consummation of the transactions contemplated hereby have been duly authorized by all necessary trust action on the part of the Acquiring Fund;

(4)       The Plan is the legal, valid and binding obligation of the Acquiring Fund and is enforceable against the Acquiring Fund in accordance with its terms;

(5)       The Acquiring Fund is authorized to issue an unlimited number of shares of beneficial interest, without par value; and

(6)       Acquiring Fund Shares to be issued pursuant to the terms of the Plan have been duly authorized and, when issued and delivered as provided in the Plan and the Registration Statement, will have been validly issued and fully paid and will be non-assessable by the Acquiring Fund.

In giving the opinion set forth above, counsel may state that it is relying on certificates of the officers of the Acquiring Fund with regard to matters of fact, and certain certifications and written statements of governmental officials with respect to the good standing of the Acquiring Fund.

(f)       That there shall be delivered to the Acquiring Fund an opinion in form and substance satisfactory to it from Stradley Ronon Stevens & Young, LLP, counsel to FTMFT, to the effect that, subject in all respects to the effects of bankruptcy, insolvency, reorganization, moratorium, fraudulent conveyance, and other laws now or hereafter affecting generally the enforcement of creditors’ rights:

(1)       The Target Fund is a series of FTMFT and that FTMFT is a validly existing statutory trust in good standing under the laws of the State of Delaware;

(2)       FTMFT is an open-end management investment company registered as such under the 1940 Act;

(3)       The execution and delivery of the Plan and the consummation of the transactions contemplated hereby have been duly authorized by all necessary trust action on the part of FTMFT, on behalf of the Target Fund; and

(4)       The Plan is the legal, valid and binding obligation of FTMFT, on behalf of the Target Fund, and is enforceable against FTMFT, on behalf of the Target Fund, in accordance with its terms.

In giving the opinion set forth above, counsel may state that it is relying on certificates of the officers of FTMFT, on behalf of the Target Fund, with regard to matters of fact, and certain certifications and written statements of governmental officials with respect to the good standing of FTMFT, on behalf of the Target Fund.

(g)       That there shall be delivered to the Acquiring Fund and FTMFT an opinion in form and substance satisfactory to it from Stradley Ronon Stevens & Young, LLP, counsel to the Acquiring Fund and FTMFT, to the effect that, provided the transaction contemplated hereby is carried out in accordance with the Plan, and the laws of the State of Delaware, and based upon certificates of the officers of the Acquiring Fund and FTMFT with regard to matters of fact:

(1)       The acquisition by the Acquiring Fund of substantially all the assets of the Target Fund, as provided for in the Plan, in exchange solely for the Acquiring Fund Shares followed by the distribution by the Target Fund to its shareholders of the Acquiring Fund Shares in complete liquidation of the Target Fund will qualify as a reorganization within the meaning of Section 368(a)(1) of the Code, and the Target Fund and the Acquiring Fund each will be a “party to the reorganization” within the meaning of Section 368(b) of the Code;

(2)       No gain or loss will be recognized by the Target Fund upon the transfer of substantially all of its assets to the Acquiring Fund in exchange solely for the Acquiring Fund Shares under Sections 361(a) and 357(a) of the Code;

(3)       No gain or loss will be recognized by the Acquiring Fund upon the receipt by it of substantially all of the assets of the Target Fund in exchange solely for the Acquiring Fund Shares under Section 1032(a) of the Code;

(4)       No gain or loss will be recognized by the Target Fund upon the distribution of the Acquiring Fund Shares to its shareholders in complete liquidation of the Target Fund (in pursuance of the Plan) under Section 361(c)(1) of the Code;

(5)       The tax basis of the assets of the Target Fund received by the Acquiring Fund will be the same as the tax basis of these assets in the hands of the Target Fund immediately prior to the Reorganization under Section 362(b) of the Code;

(6)       The holding periods of the assets of the Target Fund received by the Acquiring Fund will include the periods during which such assets were held by the Target Fund under Section 1223(2) of the Code;

(7)       No gain or loss will be recognized by the shareholders of the Target Fund upon the exchange of their shares in the Target Fund solely for the Acquiring Fund Shares (including fractional shares to which they may be entitled) under Section 354(a) of the Code;

(8)       The tax basis of the Acquiring Fund Shares received by the shareholders of the Target Fund (including fractional shares to which they may be entitled) will be the same as the tax basis of the Target Fund Shares exchanged therefor under Section 358(a)(1) of the Code;

(9)       The holding period of the Acquiring Fund Shares received by shareholders of the Target Fund (including fractional shares to which they may be entitled) will include the holding period of the Target Fund Shares surrendered in exchange therefor, provided that the shareholder held the Target Fund Shares as a capital asset on the effective date of the Reorganization under Section 1223(1) of the Code; and

(10)       The Acquiring Fund will succeed to and take into account as of the date of the transfer (as defined in Section 1.381(b)-1(b) of the Treasury Regulations) the items of the Target Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the Treasury Regulations thereunder.

The foregoing opinion may state that no opinion is expressed as to the effect of the Reorganization on the Target Fund, the Acquiring Fund, or any Shareholder of the Target Fund with respect to any asset as to which any unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting.

(h)       That the Acquiring Fund’s Prospectus contained in the Registration Statement with respect to Acquiring Fund Shares to be delivered to Target Fund shareholders in accordance with the Plan shall be effective, and no stop order suspending the effectiveness of the Registration Statement or any amendment or supplement thereto, shall have been issued prior to the Closing Date or shall be in effect at the Closing, and no proceedings for the issuance of such an order shall be pending or threatened on that date.

(i)       That the Acquiring Fund Shares to be delivered hereunder shall be eligible for sale with each state commission or agency with which such eligibility is required in order to permit the Acquiring Fund Shares lawfully to be delivered to each holder of the Target Fund Shares.

(j)       FTMFT, on behalf of the Target Fund, will provide the Acquiring Fund with (1) a statement of the respective tax basis and holding period of all investments to be transferred by the Target Fund to the Acquiring Fund, (2) the Target Fund Shareholder Documentation, (3) if requested by the Acquiring Fund, all work papers and supporting statements related to ASC 740-10-25 (formerly, FIN 48) pertaining to the Target Fund, (4) the Tax books and records of the Target Fund for purposes of preparing any Tax Returns required by law to be filed for Tax periods ending after the Closing Date, and (5) a statement of earnings and profits as provided in Section 5.2(g).

7.       Expenses.

The expenses of entering into and carrying out the provisions of the Plan shall be borne by FAV, the investment manager for the Master Portfolio.

8.       Termination; Postponement; Waiver; Order.

(a)       Anything contained in the Plan to the contrary notwithstanding, the Plan may be terminated and the Reorganization abandoned at any time prior (whether before or after approval thereof by the shareholders of the Target Fund) to the Closing, or the Closing may be postponed:

(1)       by mutual consent of the Acquiring Fund and FTMFT, on behalf of the Target Fund;

(2)       by FTMFT, on behalf of the Target Fund, if any condition of its obligations set forth in Section 6 has not been fulfilled or waived and it reasonably appears that such condition or obligation will not or cannot be met; or

(3)       by the Acquiring Fund if any condition of its obligations set forth in Section 6 has not been fulfilled or waived and it reasonably appears that such condition or obligation will not or cannot be met.

(b)       If the transactions contemplated by the Plan have not been consummated by March 31, 2020, the Plan shall automatically terminate on that date, unless a later date is mutually agreed to by officers of the Acquiring Fund and FTMFT.

(c)       In the event of termination of the Plan prior to its consummation, pursuant to the provisions hereof, the Plan shall become void and have no further effect, and neither the Acquiring Fund, FTMFT, the Target Fund, nor their trustees, officers, or agents or the shareholders of the Target or Acquiring Fund shall have any liability in respect of the Plan, but all expenses incidental to the preparation and carrying out of the Plan shall be paid as provided in Section 7 hereof.

(d)       At any time prior to the Closing, any of the terms or conditions of the Plan may be waived by the Acquiring Fund or FTMFT, on behalf of the Target Fund, if, in the judgment of their respective officers, such action or waiver will not have a material adverse effect on the benefits intended under the Plan to such Fund’s shareholders.

(e)       The representations and warranties contained in Section 4 hereof shall expire with and be terminated by the Plan on the Closing Date, and neither the Acquiring Fund, FTMFT, nor any of their respective officers, trustees, agents or shareholders shall have any liability with respect to such representations or warranties after the Closing Date.

(f)       If any order of the SEC with respect to the Plan shall be issued prior to the Closing that imposes any term or condition that is determined by action of the Board of Trustees of FTMFT, on behalf of the Target Fund, or the Acquiring Fund to be acceptable, such term or condition shall be binding as if it were a part of the Plan.

9.       Cooperation and Exchange of Information; Reporting Responsibility.

(a)       The Acquiring Fund and the Target Fund will provide each other and their respective representatives with such cooperation, assistance, and information as either of them reasonably may request of the other in filing any Tax Returns, amended return or claim for refund, determining a liability for Taxes, or in determining the financial reporting of any tax position, or a right to a refund of Taxes or participating in or conducting any audit or other proceeding in respect of Taxes.

(b)       Any reporting responsibility of FTMFT, on behalf of the Target Fund, is and shall remain the responsibility of FTMFT, up to and including the Closing Date, and such later date on which the Target Fund is terminated including, without limitation, responsibility for (i) preparing and filing Tax Returns relating to Tax periods ending on or prior to the date of Closing (whether due before or after the Closing); and (ii) preparing and filing other documents with the SEC, any state securities commission, and any federal, state or local Tax authorities or any other relevant regulatory authority, except as otherwise mutually agreed by the parties.

(c)       After the Closing Date, FTMFT, on behalf of the Target Fund, shall or shall cause its agents to prepare any federal, state or local Tax Returns, including any Forms 1099, required to be filed by FTMFT with respect to the Target Fund’s final taxable year ending with its complete liquidation and for any prior periods or taxable years and shall further cause such Tax Returns and Forms 1099 to be duly filed with the appropriate taxing authorities.

10.       Liability of the Target Fund and the Acquiring Fund.

(a)       FTMFT, on behalf of the Target Fund, acknowledges and agrees that all obligations of the Acquiring Fund under the Plan with respect to the Acquiring Fund are binding only with respect to that Fund; shall be discharged only out of the assets of the Acquiring Fund; and that neither FTMFT nor the Target Fund shall seek satisfaction of any such obligation or liability from the shareholders of the Acquiring Fund, the trustees, officers, employees or agents of the Acquiring Fund, or any of them.

(b)       The Acquiring Fund, acknowledges and agrees that all obligations of FTMFT under the Plan with respect to the Target Fund are binding only with respect to that Fund; shall be discharged only out of the assets of the Target Fund; that no other series of FTMFT shall be liable with respect to the Plan or in connection with the transactions contemplated herein; and that the Acquiring Fund shall not seek satisfaction of any such obligation or liability from the shareholders of FTMFT or the Target Fund, the trustees, officers, employees or agents of FTMFT, or any of them.

11.       Entire Agreement and Amendments.

The Plan embodies the entire agreement between the parties and there are no agreements, understandings, restrictions, or warranties relating to the transactions contemplated by the Plan other than those set forth herein or herein provided for.  The Plan may be amended only by mutual consent of the parties in writing.  Neither the Plan nor any interest herein may be assigned without the prior written consent of the other party.

12.       Counterparts.

The Plan may be executed in any number of counterparts, each of which shall be deemed to be an original, but all such counterparts together shall constitute but one instrument.

13.       Governing Law.

The Plan shall be governed by and carried out in accordance with the laws of the State of Delaware.

14.       Notices.

Any notice, report, or demand required or permitted by any provision of the Plan shall be in writing and shall be deemed to have been given if delivered or mailed, first class postage prepaid, addressed to the Acquiring Fund, at Franklin U.S. Government Money Fund, One Franklin Parkway, San Mateo, CA 94403-1906, Attention: Secretary, or the Target Fund, at Franklin Templeton Money Fund Trust, One Franklin Parkway, San Mateo, CA 94403-1906, Attention: Secretary, as the case may be.

15.       Headings.

The paragraph headings contained in this Plan are for reference purposes only and shall not affect in any way the meaning or interpretation of this Plan.

[Signature Page Follows]

IN WITNESS WHEREOF, the Acquiring Fund and FTMFT, on behalf of the Target Fund, have caused the Plan to be executed on its behalf by its duly authorized officers, all as of the date and year first-above written.

FRANKLIN U.S. GOVERNMENT MONEY FUND,
By:
Name:
Title:

FRANKLIN TEMPLETON MONEY FUND TRUST, on behalf of FRANKLIN TEMPLETON U.S. GOVERNMENT MONEY FUND
By:
Name:
Title:

With respect to Section 7 of the Plan only: FRANKLIN ADVISERS, INC.
By:
Name:
Title:

EXHIBIT B

Financial Highlights of the FT Money Fund and the Franklin Money Fund

The Financial Highlights present the Class A, Class C and Class R shares of the FT Money Fund’s financial performance for the six month period ended December 31, 2018.  The Financial Highlights present the Class A shares of the FT Money Fund’s financial performance for the six month period ended December 31, 2018.  As of the date of this Information Statement/Prospectus, Class C and Class R shares of the Franklin Money Fund have not yet commenced operations.  Certain information reflects financial results for a single Fund share. The total returns represent the rate that an investor would have earned or lost on an investment in each Fund assuming reinvestment of dividends and capital gains.  The information has not been audited.  For Financial Highlights information for the past five years for the (i) Class A, Class C and Class R shares of the FT Money Fund, please see the “Financial Highlights” section of the FT Money Fund Prospectus and (ii) Class A of the Franklin Money Fund, please see the “Financial Highlights” section of the Franklin Money Fund Prospectus that accompanies this Prospectus/Information Statement.

EXHIBIT B
Financial Highlights
FT Money Fund
Six Months Ended December 31, 2018 (unaudited)
Class A
Per share operating performance (for a share outstanding throughout the period)
Net asset value, beginning of period. . . . . . . .	$ 1.00
Income from investment operations – net investment income . . . . . . . . . . . . . . . . . . .	0.008
Less distributions from net investment income.	(0.008)
Net asset value, end of period . . . . . . . . . . . .	$ 1.00
Total return[a] . . . . . . . . . . . . . . . . . . . . . . . .	0.77%
Ratios to average net assets[b]
Expenses before waiver and payments by affiliates[c] . . . . . . . . . . . . . . . . . . . . . . . . . .	0.76%
Expenses net of waiver and payments by affiliates[c]. . . . . . . . . . . . . . . . . . . . . . . . . .	0.60%
Net investment income . . . . . . . . . . . . . . . . .	1.48%
Supplemental data
Net assets, end of period (000’s) . . . . . . . . . .	$39,381

a Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
b Ratios are annualized for periods less than one year.
c The expense ratio includes the Fund’s share of the Master Portfolio’s allocated expenses.

EXHIBIT B
Financial Highlights
FT Money Fund
Six Months Ended December 31, 2018 (unaudited)
Class C
Per share operating performance (for a share outstanding throughout the period)
Net asset value, beginning of period. . . . . . . .	$ 1.00
Income from investment operations – net investment income . . . . . . . . . . . . . . . . . . .	0.004
Less distributions from net investment income.	(0.004)
Net asset value, end of period . . . . . . . . . . . .	$ 1.00
Total return[a] . . . . . . . . . . . . . . . . . . . . . . . .	0.44%
Ratios to average net assets[b]
Expenses before waiver and payments by affiliates [c]. . . . . . . . . . . . . . . . . . . . . . . . . .	1.41%
Expenses net of waiver and payments by affiliates [c]. . . . . . . . . . . . . . . . . . . . . . . . . .	1.25%
Net investment income . . . . . . . . . . . . . . . . .	0.83%
Supplemental data
Net assets, end of period (000’s) . . . . . . . . . .	$169,312

a Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods of less than one year.
b Ratios are annualized for periods less than one year.
c The expense ratio includes the Fund’s share of the Master Portfolio’s allocated expenses.

EXHIBIT B
Financial Highlights
FT Money Fund
Six Months Ended December 31, 2018 (unaudited)
Class R
Per share operating performance (for a share outstanding throughout the period)
Net asset value, beginning of period. . . . . . . .	$ 1.00
Income from investment operations – net investment income . . . . . . . . . . . . . . . . . . .	0.005
Less distributions from net investment income.	(0.005)
Net asset value, end of period . . . . . . . . . . . .	$ 1.00
Total return[a] . . . . . . . . . . . . . . . . . . . . . . . .	0.53%
Ratios to average net assets[b]
Expenses before waiver and payments by affiliates[c] . . . . . . . . . . . . . . . . . . . . . . . . . .	1.26%
Expenses net of waiver and payments by affiliates[c] . . . . . . . . . . . . . . . . . . . . . . . . . .	1.10%
Net investment income . . . . . . . . . . . . . . . . .	0.98%
Supplemental data
Net assets, end of period (000’s) . . . . . . . . . .	$7,926

a Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods of less than one year.
b Ratios are annualized for periods less than one year.
c The expense ratio includes the Fund’s share of the Master Portfolio’s allocated expenses.

EXHIBIT B

Financial Highlights
Franklin Money Fund
Six Months Ended December 31, 2018 (unaudited)
Class A
Per share operating performance (for a share outstanding throughout the period)
Net asset value, beginning of period. . . . . . . .	$ 1.00
Income from investment operations – net investment income . . . . . . . . . . . . . . . . . . .	0.008
Less distributions from net investment income.	(0.008)
Net asset value, end of period . . . . . . . . . . . .	$ 1.00
Total return[a] . . . . . . . . . . . . . . . . . . . . . . . .	0.79%
Ratios to average net assets[b]
Expenses before waiver and payments by affiliates[c] . . . . . . . . . . . . . . . . . . . . . . . . . .	0.54%
Expenses net of waiver and payments by affiliates[c] . . . . . . . . . . . . . . . . . . . . . . . . . .	0.53%
Net investment income . . . . . . . . . . . . . . . . .	1.55%
Supplemental data
Net assets, end of period (000’s) . . . . . . . . . .	$3,198,041

a Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods of less than one year.
b Ratios are annualized for periods less than one year.
c The expense ratio includes the Fund’s share of the Master Portfolio’s allocated expenses.

EXHIBIT C

PRINCIPAL HOLDERS OF SECURITIES

Fund Name/Class	Name and Address	Share Amount	Percentage of Class (%)
FT Money Fund
Class A Shares
	Morgan Stanley Smith Barney LLC* 1 New York Plaza Fl. 12 New York, NY 10014-1901	2,855,316.878	7.652
	Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399-0001	2,055,860.610	5.509
	National Financial Services LLC* Attn: Mutual Fund Department, 4th Fl. 499 Washington Blvd. Jersey City, NJ 07310-1995	1,938,696.640	5.195
	WFCS LLC* 2801 Market Street St. Louis, MO 63103-2523	63103-2523	9.023
	J.P. Morgan Securities LLC* 4 Chase Metrotech Center Brooklyn, NY 11245-0001	2,566,683.647	6.878
	Raymond James Omnibus for Mutual Funds House Acct. Firm 92500015 Attn: Courtney Waller 880 Carillon Pkwy St. Petersburg, FL 33716-1102	2,065,499.050	5.535
Class C Shares
	Renaissance	73,664,255.211	48.860

Charitable Foundation Inc. FBO Franklin Templeton Charitable Giving Fund Gregory W. Baker & Douglas W. Cox and Steven R. Ko Trustee 8910 Purdue Rd., Suite 555 Indianapolis, IN 46268-3161
WFCS LLC* 2801 Market Street St. Louis, MO 63103-2523	9,022,500.980	5.984
Class R Shares
Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399-0001	394,255.970	5.918
MG Trust Company Cust FBO Ramco Enterprises LP 401k Plan 717 17th Street, Suite 1300 Denver, CO 80202	379,260.860	5.693
Ascensus Trust Company Permit Place 401k 686136 PO Box 10758 Fargo, ND 58106	366,506.400	5.502
Asensus Trust Company Lexington Machine Company 401k 69127 PO Box 10758 Fargo, ND 58106	752,259.430	11.293
Matrix Trust Company Warrior Supply Inc. 401k Plan 717 17th Street, Suite	456,812.974	6.858

	1300 Denver, CO 80202
Franklin Money Fund
Class A Shares
	Edward Jones & Co* 12555 Manchester Road St. Louis, MO 63131-3710	175,424,653.798	6.366
	Rupert H. Johnson Jr. Trust Rupert J. Johnson Jr. Trustee One Franklin Pkwy San Mateo, CA 94403-1906	909,460,609.807	33.008
	Charles B. Johnson 1220 S. Ocean Blvd Palm Beach, FL 33480-5016	220,507,003.660	8.003
Class R6 Shares
	Edward Jones & Co* 12555 Manchester Road St. Louis, MO 63131-3710	22,705,473.095	98.326
* For the benefit of its customer(s).

PART B

STATEMENT OF ADDITIONAL INFORMATION
FOR
FRANKLIN U.S. GOVERNMENT MONEY FUND

Dated August 2 , 2019

Acquisition of Substantially All of the Assets of
FRANKLIN TEMPLETON U.S. GOVERNMENT MONEY FUND
(a series of Franklin Templeton Money Fund Trust)

By and in Exchange for Shares of

FRANKLIN U.S. GOVERNMENT MONEY FUND
One Franklin Parkway
San Mateo, California 94403
800-342-5236

This Statement of Additional Information (“SAI”) relates specifically to the proposed acquisition of substantially all of the assets of Franklin Templeton U.S. Government Money Fund (“FT Money Fund”) by and in exchange solely for Class A, Class C, and Class R shares of Franklin U.S. Government Money Fund (“Franklin Money Fund”).

This SAI consists of this Cover Page and the following documents, each of which was filed electronically with the U.S. Securities and Exchange Commission and is incorporated by reference herein (is legally considered to be part of this SAI):

1.	Statement of Additional Information of FT Money Fund dated November 1, 2018, as supplemented to date, (previously filed on EDGAR, Accession No. 0001379491-18-005692).

2.
Statement of Additional Information of Franklin Money Fund for Class A , Class C, Class R, and Class R6 shares dated November 1, 2018, as amended July 31, 2019 (previously filed on EDGAR, Accession No. 0001379491-19-003715 ).

3.
Annual Report of FT Money Fund for the fiscal year ended June 30, 2018 (previously filed on EDGAR, Accession No. 0001193125-18-267425).  Only the audited financial statements and related report of the independent registered public accounting firm included in the Annual Report are incorporated herein by reference, and no other parts of the Annual Report are incorporated herein by reference.

4.
Annual Report of Franklin Money Fund for the fiscal year ended June 30, 2018 (previously filed on EDGAR, Accession No. 0001193125-18-267452).  Only the audited financial statements and related report of the independent registered public accounting firm included in the Annual Report are incorporated herein by reference, and no other parts of the Annual Report are incorporated herein by reference.

1

5.
Semiannual Report of FT Money Fund for the period ended December 31, 2018 (previously filed on EDGAR, Accession No. 0001193125-19-065242).  Only the unaudited financial statements in the Semi-Annual Report are incorporated herein  by reference, and no other parts of the Semi-Annual Report are incorporated herein by reference.

6.
Semiannual Report of Franklin Money Fund for the period ended December 31, 2018 (previously filed on EDGAR, Accession No. 0001193125-19-061858).  Only the unaudited financial statements in the Semi-Annual Report are incorporated herein  by reference, and no other parts of the Semi-Annual Report are incorporated herein by reference.

This SAI, which is not a prospectus, supplements and should be read in conjunction with the Prospectus/Information Statement dated August 2 , 2019 relating to the above-referenced transaction.  You can request a copy of the Prospectus/Information Statement by calling (800) DIAL BEN®/(800) 342-5236) or by writing to Franklin Templeton at P.O. Box 997151, Sacramento, CA 95899-7151.

Pro Forma Financial Information

Pro forma financial information has not been prepared for the reorganization of the FT Money Fund into the Franklin Money Fund because the net asset value of the FT Money Fund ($200,489,782) does not exceed ten percent of the net asset value of the Franklin Money Fund ($2,763,168,192), as measured on June 11, 2019.

Accounting Survivor

The Franklin Money Fund will be the accounting and performance survivor following the reorganization.
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PART C

OTHER INFORMATION

Item 15. Indemnification

The Amended and Restated Agreement and Declaration of Trust (the "Declaration") provides that any person who is or was a Trustee, officer, employee or other agent, including the underwriter, of such Trust shall be liable to the Trust and its shareholders only for (1) any act or omission that constitutes a bad faith violation of the implied contractual covenant of good faith and fair dealing, or (2) the person's own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person (such conduct referred to herein as Disqualifying Conduct) and for nothing else. Except in these instances and to the fullest extent that limitations of liability of agents are permitted by the Delaware Statutory Trust Act (the "Delaware Act"), these Agents (as defined in the Declaration) shall not be responsible or liable for any act or omission of any other Agent of the Trust or any investment adviser or principal underwriter. Moreover, except and to the extent provided in these instances, none of these Agents, when acting in their respective capacity as such, shall be personally liable to any other person, other than such Trust or its shareholders, for any act, omission or obligation of the Trust or any trustee thereof.

The Trust shall indemnify, out of its property, to the fullest extent permitted under applicable law, any of the persons who was or is a party, or is threatened to be made a party to any Proceeding (as defined in the Declaration) because the person is or was an Agent of such Trust. These persons shall be indemnified against any Expenses (as defined in the Declaration), judgments, fines, settlements and other amounts actually and reasonably incurred in connection with the Proceeding if the person acted in good faith or, in the case of a criminal proceeding, had no reasonable cause to believe that the conduct was unlawful. The termination of any Proceeding by judgment, order, settlement, conviction or plea of nolo contendere or its equivalent shall not in itself create a presumption that the person did not act in good faith or that the person had reasonable cause to believe that the person's conduct was unlawful. There shall nonetheless be no indemnification for a person's own Disqualifying Conduct.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to Trustees, officers and controlling persons of the Trust pursuant to the foregoing provisions, or otherwise, the Trust has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Trust of expenses incurred or paid by a Trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with securities being registered, the Trust may be required, unless in the opinion of its counsel the matter has been settled by controlling precedent, to submit to a court or appropriate jurisdiction the question whether such indemnification is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 16. Exhibits The following exhibits are incorporated by reference to the previously filed document indicated below, except Exhibits 4(a), 12(a) and

14(a):

(1)	Copies of the charter of the Registrant as now in effect;

(a)
Amended and Restated Agreement and Declaration of Trust of Franklin U.S. Government Money Fund, a Delaware Statutory Trust dated May 18, 2018
Filing: Post-Effective Amendment No. 61 to Registration Statement on Form N-1A
File No. 002-55029
Filing Date: October 26, 2018

(2)	Copies of the existing by-laws or corresponding instruments of the Registrant;

(a)
Amended and Restated By-Laws of Franklin U.S. Government Money Fund, a Delaware Statutory Trust effective as of May 18, 2018
Filing: Post-Effective Amendment No. 61 to Registration Statement on Form N-1A
File No. 002-55029
Filing Date: October 26, 2018

(3)	Copies of any voting trust agreement affecting more than five percent of any class of equity securities of the Registrant;

Not Applicable

(4)	Copies of the agreement of acquisition, reorganization, merger, liquidation and any amendments to it;

(a)
Form of Agreement and Plan of Reorganization of Franklin U.S. Government Money Fund and Franklin Templeton Money Fund Trust, on behalf of Franklin Templeton U.S. Government Money Fund, is filed herewith as Exhibit A to the Prospectus/Information Statement filed on July 1, 2019, File No. 002-55029

(5)
Copies of all instruments defining the rights of holders of the securities being registered including, where applicable, the relevant portion of the articles of incorporation or by-laws of the Registrant;

(a)
Article III; V; VI; VIII, Section 4; and X, Section 4 of Amended and Restated Agreement and Declaration of Trust of the Registrant
Filing: Post-Effective Amendment No. 61 to Registration Statement on Form N-1A
File No. 002-55029
Filing Date: October 26, 2018

(b)
Articles II; VI, Sections 1, 2, and 3; VII, Sections 3, 4, 6 and 7; and VIII, Section 1 of the Amended and Restated By-Laws of the Registrant
Filing: Post-Effective Amendment No. 61 to Registration Statement on Form N-1A
File No. 002-55029
Filing Date: October 26, 2018

(6)	Copies of all investment advisory contracts relating to the management of the assets of the Registrant;

(a)
Administration Agreement between the Registrant and Franklin Advisers, Inc. dated November 1, 2017
Filing: Post-Effective Amendment No. 41 to Registration Statement on Form N-1A
File No. 002-55029
Filing Date: October 27, 2008

(7)	Copies of each underwriting or distribution contract between the Registrant and a principal underwriter, and specimens or copies of all agreements between principal underwriters and dealers;

(a)
Distribution Agreement between Registrant and Franklin/Templeton Distributors, Inc. dated January 1, 2011
Filing: Post-Effective Amendment No. 44 to Registration Statement on Form N-1A
File No. 002-55029
Filing Date: October 27, 2011

(b)
Forms of Selling Agreements between Franklin/Templeton Distributors, Inc. and Securities Dealers dated May 1, 2010
Filing: Post-Effective Amendment No. 43 to Registration Statement on Form N-1A
File No. 002-55029
Filing Date: August 27, 2010

(8)
Copies of all bonus, profit sharing, pension, or other similar contracts or arrangements wholly or partly for the benefit of trustees or officers of the Registrant in their capacity as such. Furnish a reasonably detailed description of any plan that is not set forth in a formal document;

Not Applicable

(9)	Copies of all custodian agreements and depository contracts under Section 17(f) of the 1940 Act for securities and similar investments of the Registrant, including the schedule of remuneration;

(a)
Master Custody Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996
Filing: Post-Effective Amendment No. 29 to Registration Statement on Form N-1A
File No. 002-55029
Filing Date: October 29, 1996

(b)
Amendment dated May 7, 1997 to the Master Custody Agreement dated February 16, 1996 between the Registrant and The Bank of New York Mellon
Filing: Post-Effective Amendment No. 30 to Registration Statement on Form N-1A
File No. 002-55029
Filing Date: October 29, 1997

(c)
Amendment dated February 27, 1998 to Master Custody Agreement between the Registrant and The Bank of New York Mellon dated February 16, 1996
Filing: Post-Effective Amendment No. 31 to Registration Statement

on Form N-1A File No. 002-55029 Filing Date: August 21, 1998

(d)
Amendment dated June 1, 2018 to Exhibit A of the Master Custody Agreement between Registrant and The Bank New York Mellon dated February 16, 1996
Filing: Post-Effective Amendment No. 61 to Registration Statement on Form N-1A
File No. 002-55029
Filing Date: October 26, 2018

(e)
Terminal Link Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996
Filing: Post-Effective Amendment No. 29 to Registration Statement on Form N-1A
File No. 002-55029
Filing Date: October 29, 1996

(f)
Amendment dated June 1, 2018 to Exhibit A of the Terminal Link Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996
Filing: Post-Effective Amendment No. 61 to Registration Statement on Form N-1A
File No. 002-55029
Filing Date: October 26, 2018

(10)
Copies of any plan entered into by Registrant pursuant to Rule 12b-1 under the 1940 Act and any agreements with any person relating to implementation of the plan, and copies of any plan entered into by Registrant pursuant to Rule 18f-3 under the 1940 Act, any agreement with any person relating to implementation of the plan, any amendment to the plan, and a copy of the portion of the minutes of the meeting of the Registrant's trustees describing any action taken to revoke the plan;

(a)
Form of Class C Distribution Plan pursuant to Rule 12b-1 between Registrant and Franklin/Templeton Distributors, Inc.
Filing: Post-Effective Amendment No. 63 to Registration Statement on Form N-1A
File No. 002-55029
Filing Date: May 31, 2019

(b)
Form of Class R Distribution Plan pursuant to Rule 12b-1 between the Registrant and Franklin/Templeton Distributors, Inc.
Filing: Post-Effective Amendment No. 63 to Registration Statement on Form N-1A
File No. 002-55029
Filing Date: May 31, 2019

	(c)	Form of Amended Multiple Class Plan Filing: Post-Effective Amendment No. 63 to Registration Statement on Form N-1A File No. 002-55029 Filing Date: May 31, 2019

(11)	An opinion and consent of counsel as to the legality of the securities being registered, indicating whether they will, when sold, be legally issued, fully paid and nonassessable;

	(a)	Legal Opinion dated July 1, 2019
Filing: Registration Statement on Form N-14 File No. 002-55029 Filing Date: July 14, 2019

(12)
An opinion, and consent to their use, of counsel or, in lieu of an opinion, a copy of the revenue ruling from the Internal Revenue Service, supporting the tax matters and consequences to shareholders discussed in the prospectus;

	(a)	To be filed by amendment

(13)	Copies of all material contracts of the Registrant not made in the ordinary course of business which are to be performed in whole or in part on or after the date of filing the registration statement;

(a)
Amended and Restated Fund Administrative Agreement dated February 28, 2012 between the Registrant and Franklin Templeton Services, LLC
Filing: Post-Effective Amendment No. 46 to Registration Statement on Form N-1A
File No. 002-55029
Filing Date: October 29, 2012

(b)
Amended and Restated Transfer Agent and Shareholder Services Agreement between the Registrant and Franklin Templeton Investor Services, LLC dated November 1, 2017
Filing: Post-Effective Amendment No. 61 to Registration Statement on Form N-1A
File No. 002-55029
Filing Date: October 26, 2018

(14)	Copies of any other opinions, appraisals, or rulings, and consents to their use, relied on in preparing the registration statement and required by Section 7 of the 1933 Act;

	(a)	Consent of Independent Registered Public Accounting Firm

(15)	All financial statements omitted pursuant to Item 14(a)(1);

Not Applicable

(16)	Manually signed copies of any power of attorney pursuant to which the name of any person has been signed to the registration statement; and

	(a)	Powers of Attorney dated June 13, 2019
Filing: Registration Statement on Form N-14 File No. 002-55029 Filing Date: July 1, 2019

(17)	Any additional exhibits which the Registrant may wish to file.

	(a)	Code of Ethics dated December 31, 2018 Filing: Post-Effective Amendment No. 63 to Registration Statement

on Form N-1A File No. 002-55029 Filing Date: May 31, 2019

Item 17. Undertakings

(a)
The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(b)
The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registrations statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(c)
The undersigned Registrant agrees to file by Post-Effective Amendment the opinion of counsel regarding the tax consequences of the proposed reorganization required by Item 16 (12)(a) of Form N-14 within a reasonable time after receipt of such opinion.

SIGNATURES

As required by the Securities Act of 1933, as amended, the registrant certifies that it meets all of the requirements for effectiveness of this post-effective amendment to its Registration Statement on Form N-14 pursuant to Rule 485(b) under the Securities Act of 1933, as amended and has duly caused this Registration Statement to be signed on its behalf by the undersigned, in the City of San Mateo and the State of California, on 31st of July, 2019.

FRANKLIN U.S. GOVERNMENT MONEY FUND
(Registrant)

By:	/s/ Steven J. Gray
Steven J. Gray
Vice President and Co-Secretary

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

SONAL DESAI*	President and Chief Executive Officer-
Sonal Desai	Investment Management
Dated: July 31, 2019

MATTHEW T. HINKLE*	Chief Executive Officer- Finance and
Matthew T. Hinkle	Administration
Dated: July 31, 2019

GASTON GARDEY*	Chief Financial Officer and Chief
Gaston Gardey	Accounting Officer and Treasurer
Dated: July 31, 2019

HARRIS J. ASHTON*	Trustee
Harris J. Ashton	Dated: July 31, 2019

TERRENCE J. CHECKI	Trustee
Terrence J. Checki	Dated: July 31, 2019

MARY C. CHOKSI*	Trustee
Mary C. Choksi	Dated: July 31, 2019

EDITH E. HOLIDAY*	Trustee
Edith E. Holiday	Dated: July 31, 2019

GREGORY E. JOHNSON*	Trustee
Gregory E. Johnson	Dated: July 31, 2019

RUPERT H. JOHNSON, JR.*	Trustee
Rupert H. Johnson, Jr.	Dated: July 31, 2019

J. MICHAEL LUTTIG*	Trustee
J. Michael Luttig	Dated: July 31, 2019

LARRY D. THOMPSON*	Trustee
Larry D. Thompson	Dated: July 31, 2019

*By	/s/ Steven J. Gray
Steven J. Gray, Attorney-in-Fact
(Pursuant to Power of Attorney previously filed)

FRANKLIN U.S. GOVERNMENT MONEY FUND
N-14 REGISTRATION STATEMENT
EXHIBITS INDEX

EXHIBIT NO.	DESCRIPTION	LOCATION

EX-99.(14)(a)	Consent of Independent Registered Public Accounting Firm	Attached